                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                    811-07410

Exact name of registrant as specified in charter:      Delaware Investments Florida Insured Municipal Income Fund

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               March 31

Date of reporting period:                              September 30, 2005

Item 1.  Reports to Stockholders


CLOSED END                                   Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

SEMIANNUAL REPORT SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                    DELAWARE INVESTMENTS CLOSED-END

                    MUNICIPAL BOND FUNDS


















[LOGO] POWERED BY RESEARCH(R)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
SECTOR ALLOCATIONS                                              1
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statements of Net Assets                                   4

     Statements of Assets and Liabilities                      17

     Statements of Operations                                  18

     Statements of Changes in Net Assets                       20

     Financial Highlights                                      21

     Notes to Financial Statements                             27
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         32
-----------------------------------------------------------------
ABOUT THE ORGANIZATION                                         36
-----------------------------------------------------------------


DIVIDEND REINVESTMENT PLANS

Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Mellon Investor Services, L.L.C., at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact your financial advisor or the broker/dealer holding the shares.

Under the current policies of Delaware Investments Arizona Municipal Income Fund, Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, and Delaware Investments Minnesota Municipal Income Fund II, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Delaware Investments Colorado Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund III, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Mellon Investor Services, L.L.C. of their desire to participate in the dividend reinvestment program.

After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan. You can contact Mellon at:

Mellon Investor Services, L.L.C.
Dividend Reinvestment Department
Overpeck Centre
85 Challenger Road
Ridgefield, NJ 07660
800 851-9677

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

SECTOR ALLOCATIONS                                      As of September 30, 2005

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                               152.47%
------------------------------------------------------------------------
Airport Revenue Bonds                                           6.92%
City General Obligation Bonds                                   1.16%
Convention Center/Auditorium/Hotel Revenue Bonds                2.31%
Dedicated Tax & Fees Revenue Bonds                              6.93%
Escrowed to Maturity Bonds                                     10.93%
Higher Education Revenue Bonds                                  8.28%
Hospital Revenue Bonds                                         19.25%
Miscellaneous Revenue Bonds                                     3.55%
Municipal Lease Revenue Bonds                                  10.73%
Pre-Refunded Bonds                                             26.40%
Public Power Revenue Bonds                                      3.47%
School District General Obligation Bonds                       17.36%
School District Revenue Bonds                                   2.42%
Single Family Housing Revenue Bonds                             3.42%
Territorial Revenue Bonds                                      23.89%
Water & Sewer Revenue Bonds                                     5.45%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              152.47%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 3.05%
------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                          (55.52%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                               149.98%
------------------------------------------------------------------------
Airport Revenue Bonds                                          10.33%
City General Obligation Bonds                                   2.75%
Continuing Care/Retirement Revenue Bonds                        3.54%
Convention Center/Auditorium/Hotel Revenue Bonds                4.09%
Dedicated Tax & Fees Revenue Bonds                              3.73%
Higher Education Revenue Bonds                                 24.34%
Hospital Revenue Bonds                                          1.89%
Municipal Lease Revenue Bonds                                  14.15%
Parking Revenue Bonds                                           3.53%
Political Subdivision General Obligation Bonds                  6.25%
Pre-Refunded Bonds                                             43.33%
School District General Obligation Bonds                        5.35%
School District Revenue Bonds                                   1.40%
Turnpike/Toll Road Revenue Bonds                               12.84%
Water & Sewer Revenue Bonds                                    12.46%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              149.98%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.72%
------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                          (52.70%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

SECTOR ALLOCATIONS                                      As of September 30, 2005
   (CONTINUED)

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                               152.00%
------------------------------------------------------------------------
Airport Revenue Bonds                                           9.17%
Dedicated Tax & Fees Revenue Bonds                             24.69%
Higher Education Revenue Bonds                                  3.48%
Hospital Revenue Bonds                                         18.78%
Miscellaneous Revenue Bonds                                     2.83%
Multifamily Housing Revenue Bonds                              23.06%
Municipal Lease Revenue Bonds                                   9.81%
Ports & Harbors Revenue Bonds                                   2.81%
Pre-Refunded Bonds                                             24.63%
Public Power Revenue Bonds                                      5.58%
State General Obligation Bonds                                  5.69%
Tax Increment/Special Assessment Bonds                          0.83%
Turnpike/Toll Road Revenue Bonds                                2.83%
Water & Sewer Revenue Bonds                                    17.81%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              152.00%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.19%
------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                          (54.19%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                               150.87%
------------------------------------------------------------------------
Airport Revenue Bonds                                          10.28%
City General Obligation Bonds                                   4.10%
Continuing Care/Retirement Revenue Bonds                        2.42%
Corporate-Backed Revenue Bonds                                  4.12%
Escrowed to Maturity Bonds                                     13.44%
Higher Education Revenue Bonds                                  5.72%
Hospital Revenue Bonds                                         13.82%
Miscellaneous Revenue Bonds                                     7.13%
Multifamily Housing Revenue Bonds                               5.44%
Municipal Lease Revenue Bonds                                   7.39%
Parking Revenue Bonds                                           1.83%
Political Subdivision General Obligation Bonds                  8.82%
Pre-Refunded Bonds                                             16.50%
Public Power Revenue Bonds                                     27.64%
School District General Obligation Bonds                       15.70%
Single Family Housing Revenue Bonds                             1.90%
State General Obligation Bonds                                  3.22%
Tax Increment/Special Assessment Bonds                          1.40%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              150.87%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.38%
------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                          (52.25%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

SECTOR ALLOCATIONS                                      As of September 30, 2005
   (CONTINUED)

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                               152.00%
------------------------------------------------------------------------
Airport Revenue Bonds                                          11.81%
City General Obligation Bonds                                   3.83%
Corporate-Backed Revenue Bonds                                  4.18%
Escrowed to Maturity Bonds                                     15.20%
Higher Education Revenue Bonds                                 11.15%
Hospital Revenue Bonds                                         17.24%
Miscellaneous Revenue Bonds                                     2.65%
Multifamily Housing Revenue Bonds                               7.97%
Municipal Lease Revenue Bonds                                  11.20%
Parking Revenue Bonds                                           1.23%
Political Subdivision General Obligation Bonds                  7.70%
Pre-Refunded Bonds                                             22.15%
Public Power Revenue Bonds                                     13.85%
School District General Obligation Bonds                       12.98%
Single Family Housing Revenue Bonds                             2.46%
State General Obligation Bonds                                  4.37%
Tax Increment/Special Assessment Bonds                          0.49%
Territorial General Obligation Bonds                            1.06%
Territorial Revenue Bonds                                       0.48%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.92%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              152.92%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.00%
------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                          (54.92%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                               155.77%
------------------------------------------------------------------------
Airport Revenue Bonds                                           9.56%
City General Obligation Bonds                                   5.02%
Continuing Care/Retirement Revenue Bonds                        7.35%
Corporate-Backed Revenue Bonds                                  7.48%
Escrowed to Maturity Bonds                                     12.09%
Higher Education Revenue Bonds                                  5.15%
Hospital Revenue Bonds                                         18.93%
Miscellaneous Revenue Bonds                                     1.00%
Multifamily Housing Revenue Bonds                               7.61%
Municipal Lease Revenue Bonds                                  12.49%
Parking Revenue Bonds                                           6.01%
Political Subdivision General Obligation Bonds                  9.57%
Pre-Refunded Bonds                                             18.11%
Public Power Revenue Bonds                                     24.64%
School District General Obligation Bonds                        4.07%
Single Family Housing Revenue Bonds                             2.53%
Territorial Revenue Bonds                                       4.16%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              155.77%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.85%
------------------------------------------------------------------------
LIQUIDATION VALUE OF PREFERRED STOCK                          (57.62%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS              DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
   OF NET ASSETS        September 30, 2005 (Unaudited)

                                                        Principal     Market
                                                           Amount      Value

MUNICIPAL BONDS - 152.47%

Airport Revenue Bonds - 6.92%
  Phoenix Civic Improvement Corporation
    Airport Revenue
    Senior Lien Series A 5.00% 7/1/25 (FSA)            $1,000,000  $1,028,000
    Series B 5.25% 7/1/27 (FGIC) (AMT)                  2,000,000   2,088,740
                                                                   ----------
                                                                    3,116,740
                                                                   ----------
City General Obligation Bonds - 1.16%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                                 500,000     523,100
                                                                   ----------
                                                                      523,100
                                                                   ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.31%
  Arizona Tourism & Sports Authority Tax
    Revenue Multipurpose Stadium Facilities
    Series A 5.00% 7/1/31 (MBIA)                        1,000,000   1,041,990
                                                                   ----------
                                                                    1,041,990
                                                                   ----------
Dedicated Tax & Fees Revenue Bonds - 6.93%
  Glendale Municipal Property Corporation
    5.00% 7/1/33 (AMBAC)                                3,000,000   3,119,970
                                                                   ----------
                                                                    3,119,970
                                                                   ----------
Escrowed to Maturity Bonds - 10.93%
  Puerto Rico Commonwealth Infrastructure
    Financing Series A 5.50% 10/1/40                    4,500,000   4,922,640
                                                                   ----------
                                                                    4,922,640
                                                                   ----------
Higher Education Revenue Bonds - 8.28%
  Arizona State University Certificates of
    Participation (Research Infrastructure
    Project) 5.00% 9/1/30 (AMBAC)                       1,000,000   1,046,460
  Northern Arizona University Certificates of
    Participation (Northern Arizona University
    Research Project) 5.00% 9/1/30 (AMBAC)              1,000,000   1,047,360
  South Campus Group Student Housing
    Revenue (Arizona State University South
    Campus Project) 5.625% 9/1/35 (MBIA)                1,000,000   1,103,270
  University of Arizona Certificates of
    Participation (University of Arizona Project)
    Series B 5.125% 6/1/22 (AMBAC)                        500,000     530,900
                                                                   ----------
                                                                    3,727,990
                                                                   ----------
Hospital Revenue Bonds - 19.25%
  Maricopa County Industrial
    Development Authority
    (Catholic Healthcare West)
    Series A 5.50% 7/1/26                                 430,000     454,579
    (Mayo Clinic Hospital)
    5.25% 11/15/37                                      2,000,000   2,097,520
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                                 260,000     270,616
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare) 5.80% 12/1/31               1,000,000   1,071,800
  Show Low Industrial Development
    Authority Hospital Revenue
    (Navapache Regional Medical Center)
    Series A 5.50% 12/1/17 (ACA)                        1,600,000   1,665,216
  University Medical Center Corporation
    Arizona Hospital Revenue 5.00% 7/1/33               1,000,000   1,003,790

                                                        Principal     Market
                                                           Amount      Value

MUNICIPAL BONDS (continued)

Hospital Revenue Bonds (continued)
  Yavapai County Industrial Development
    Authority (Yavapai Regional Medical
    Center) 5.25% 8/1/21 (RADIAN)                      $2,000,000 $ 2,104,760
                                                                   ----------
                                                                    8,668,281
                                                                   ----------
Miscellaneous Revenue Bonds - 3.55%
  Arizona Student Loan Acquisition Authority
    Revenue Series A-1 5.90% 5/1/24 (AMT)               1,500,000   1,598,355
                                                                   ----------
                                                                    1,598,355
                                                                   ----------
Municipal Lease Revenue Bonds - 10.73%
  Greater Arizona Development Authority
    Infrastructure Revenue Series A
    5.00% 8/1/22 (MBIA)                                   500,000     532,140
  Nogales Development Authority
    5.00% 6/1/30 (AMBAC)                                  500,000     521,990
  Phoenix Civic Improvement Corporation
    Excise Tax Senior Lien
    (Municipal Courthouse Project)
    Series A 5.25% 7/1/24                               1,000,000   1,064,680
  Prescott Valley Property Corporation
    5.00% 1/1/27 (FGIC)                                   500,000     520,155
  Tucson Certificates of Participation
    5.60% 7/1/11                                        1,100,000   1,141,822
  Yuma Municipal Property Corporation
    5.00% 7/1/25 (AMBAC)                                1,000,000   1,048,790
                                                                   ----------
                                                                    4,829,577
                                                                   ----------
ss.Pre-Refunded Bonds - 26.40%
  Arizona School Facilities Board Certificates
    of Participation Series B
    5.25% 9/1/19-14 (FSA)                               1,000,000   1,114,000
  Arizona School Facilities Board Revenue
    (State School Improvement)
    5.00% 7/1/19-11                                     2,000,000   2,166,360
  Arizona State Transportation Board Highway
    Revenue Refunding 5.75% 7/1/18-09                   2,350,000   2,563,238
  Arizona Water Infrastructure Finance
    Authority Revenue Water Quality
    Series A 5.05% 10/1/20-11                           1,500,000   1,632,090
  Eagle Mountain Community Facilities
    District Series A 6.40% 7/1/17-06
   (Assured Gty)                                        1,500,000   1,554,270
  Oro Valley Municipal Property Corporation
    Excise Tax 5.00% 7/1/20-11 (FGIC)                   1,000,000   1,062,710
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31-11                 250,000     273,100
  Southern Arizona Capital Facilities Finance
    Corporation (University of Arizona Project)
    5.00% 9/1/23-12 (MBIA)                              1,150,000   1,250,890
  Yuma Industrial Development Authority
    Hospital Revenue (Yuma Regional
   Medical Center) 5.00% 8/1/31-11 (FSA)                  250,000     271,920
                                                                   ----------
                                                                   11,888,578
                                                                   ----------
Public Power Revenue Bonds - 3.47%
  Salt River Project Arizona Agricultural
    Improvement & Power District Electric
    System Revenue (Salt River Project)
    Series A 5.00% 1/1/31                               1,500,000   1,561,410
                                                                   ----------
                                                                    1,561,410
                                                                   ----------

STATEMENTS              DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                           Amount      Value
MUNICIPAL BONDS (continued)

School District General Obligation Bonds - 17.36%
  Maricopa County School District #6
    (Washington Elementary)
    Series A 5.375% 7/1/13 (FSA)                       $3,000,000 $ 3,351,900
  Maricopa County School District #6
    (Washington Elementary School
    Improvement Project of 2001) Series B
    5.00% 7/1/17 (FSA)                                  1,000,000   1,097,410
  Maricopa County School District #38
    (Madison Elementary)
    5.00% 7/1/13 (FSA)                                  1,250,000   1,365,188
    5.00% 7/1/14 (FSA)                                    825,000     904,200
  Tempe Union High School District #213
    5.00% 7/1/14 (FSA)                                  1,000,000   1,096,000
                                                                  -----------
                                                                    7,814,698
                                                                  -----------
School District Revenue Bonds - 2.42%
  Coconino County Unified School District #8
    (Aid Revenue Project of 2004)
    Series A 5.00% 7/1/15 (MBIA)                        1,000,000   1,088,970
                                                                  -----------
                                                                    1,088,970
                                                                  -----------
Single Family Housing Revenue Bonds - 3.42%
  Phoenix Industrial Development Authority
    Single Family Statewide
    Series A 5.35% 6/1/20
    (GNMA) (FNMA) (FHLMC) (AMT)                           745,000     762,180
    Series C 5.30% 4/1/20
    (GNMA) (FNMA) (FHLMC) (AMT)                           575,000     589,542
  Pima County Industrial Development
    Authority Single Family Mortgage
    Revenue Series A 6.125% 11/1/33
    (GNMA) (FNMA) (FHLMC) (AMT)                           185,000     187,708
                                                                  -----------
                                                                    1,539,430
                                                                  -----------
Territorial Revenue Bonds - 23.89%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Refunding Series D 5.00% 7/1/32 (FSA)               8,500,000   8,852,579
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31                    500,000     516,085
  Virgin Islands Public Finance Authority
    Revenue Series A 6.125% 10/1/29 (ACA)               1,250,000   1,387,288
                                                                  -----------
                                                                   10,755,952
                                                                  -----------
Water & Sewer Revenue Bonds - 5.45%
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue Junior Lien
    5.00% 7/1/24 (FGIC)                                 1,590,000   1,672,903
    5.00% 7/1/26 (FGIC)                                   750,000     782,895
                                                                  -----------
                                                                    2,455,798
                                                                  -----------
TOTAL MUNICIPAL BONDS (cost $64,981,133)                           68,653,479
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES - 152.47%
  (cost $64,981,133)                                              $68,653,479
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 3.05%                                        1,374,264
LIQUIDATION VALUE OF PREFERRED STOCK - (55.52%)                   (25,000,000)
                                                                  -----------
NET ASSETS APPLICABLE TO 2,982,200
  COMMON SHARES OUTSTANDING - 100.00%                             $45,027,743
                                                                  -----------

Net Asset Value Per Common Share
  ($45,027,743 / 2,982,200 Shares)                                     $15.10
                                                                  -----------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                   $40,838,893
Undistributed net investment income                                   522,221
Accumulated net realized loss on investments                           (5,717)
Net unrealized appreciation of investments                          3,672,346
                                                                  -----------
Total net assets                                                  $45,027,743
                                                                  ===========

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Assured Gty - Insured by the Assured Guaranty Corporation FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

See accompanying notes

STATEMENTS                                 DELAWARE INVESTMENTS COLORADO INSURED
  OF NET ASSETS (CONTINUED)                MUNICIPAL INCOME FUND, INC.
                                           September 30, 2005 (Unaudited)

                                                        Principal     Market
                                                           Amount      Value
MUNICIPAL BONDS - 149.98%

Airport Revenue Bonds - 10.33%
  Denver City & County Airport Revenue
    Series E 5.25% 11/15/23 (MBIA)                     $7,500,000 $ 7,839,675
                                                                  -----------
                                                                    7,839,675
                                                                  -----------
City General Obligation Bonds - 2.75%
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                                 2,000,000   2,086,360
                                                                  -----------
                                                                    2,086,360
                                                                  -----------
Continuing Care/Retirement Revenue Bonds - 3.54%
  Colorado Health Facilities Authority Revenue
    (Porter Place) Series A
    6.00% 1/20/36 (GNMA)                                2,515,000   2,690,396
                                                                  -----------
                                                                    2,690,396
                                                                  -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 4.09%
  Denver Convention Center
    Series A 5.00% 12/1/33 (XLCA)                       3,000,000   3,106,590
                                                                  -----------
                                                                    3,106,590
                                                                  -----------
Dedicated Tax & Fees Revenue Bonds - 3.73%
  Broomfield County Sales & Use Tax Revenue
    Refunding & Improvement Series A
    5.00% 12/1/31 (AMBAC)                                 650,000     675,948
  Golden Sales & Use Tax
    Revenue Improvement Series B
    5.10% 12/1/20 (AMBAC)                               1,000,000   1,070,050
  Gypsum Sales Tax & General Funding
    Revenue 5.25% 6/1/30 (Assured Gty)                  1,000,000   1,081,440
                                                                  -----------
                                                                    2,827,438
                                                                  -----------
Higher Education Revenue Bonds - 24.34%
  Boulder County Development Revenue
    (University Corporation for Atmospheric
    Research) 5.00% 9/1/26 (MBIA)                       4,500,000   4,659,345
  Colorado Educational & Cultural
    Facilities Authority
    (Johnson & Wales University Project)
    Series A 5.00% 4/1/28 (XLCA)                        3,000,000   3,116,880
    (University of Colorado Foundation Project)
    5.00% 7/1/27 (AMBAC)                                4,000,000   4,154,000
    (University of Northern Colorado)
    5.00% 7/1/31 (MBIA)                                 2,500,000   2,577,250
  Colorado State Board of Governors
    (Colorado University) Series B
    5.00% 3/1/35 (AMBAC)                                1,800,000   1,871,712
  University of Northern Colorado Revenue
    Refunding 5.00% 6/1/35 (FSA)                        2,000,000   2,097,580
                                                                  -----------
                                                                   18,476,767
                                                                  -----------
Hospital Revenue Bonds - 1.89%
  Colorado Health Facilities Authority
    (North Colorado Medical Center)
    5.95% 5/15/12 (MBIA)                                1,420,000   1,431,076
                                                                  -----------
                                                                    1,431,076
                                                                  -----------
Municipal Lease Revenue Bonds - 14.15%
  Arapahoe County Library District Certificates
    of Participation 5.70% 12/15/10 (MBIA)              2,000,000   2,063,580
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                               2,000,000   2,166,100
  Broomfield City & County Certificates of
    Participation 5.75% 12/1/24 (AMBAC)                 1,500,000   1,628,580

                                                        Principal     Market
                                                           Amount      Value

MUNICIPAL BONDS (continued)

Municipal Lease Revenue Bonds (continued)
  Lakewood Certificates of Participation
    5.375% 12/1/22 (AMBAC)                             $2,000,000 $ 2,149,580
  Westminster Building Authority Certificates
    of Participation 5.25% 12/1/22 (MBIA)               1,555,000   1,673,460
  Westminster Certificates of Participation
    (Ice Centre Project)
    5.40% 1/15/23 (AMBAC)                               1,000,000   1,058,310
                                                                  -----------
                                                                   10,739,610
                                                                  -----------
Parking Revenue Bonds - 3.53%
  Auraria Higher Education Center Parking
    Facilities System Revenue
    5.50% 4/1/26 (AMBAC)                                2,485,000   2,675,699
                                                                  -----------
                                                                    2,675,699
                                                                  -----------
Political Subdivision General Obligation Bonds - 6.25%
  Arapahoe County Water & Wastewater
    Public Improvement District Refunding
    Series A 5.125% 12/1/32 (MBIA)                      1,000,000   1,048,680
  Centennial Downs Metropolitan District
    5.00% 12/1/28 (AMBAC)                               1,000,000   1,051,360
  Green Valley Ranch Metropolitan District
    5.75% 12/1/19 (AMBAC)                               1,000,000   1,091,600
  Sand Creek Metropolitan District Refunding
    & Improvement 5.00% 12/1/31 (XLCA)                    500,000     519,500
  Stonegate Village Metropolitan District
    Refunding & Improvement Series A
    5.50% 12/1/21 (FSA)                                 1,000,000   1,035,720
                                                                  -----------
                                                                    4,746,860
                                                                  -----------
ss.Pre-Refunded Bonds - 43.33%
  Archuleta & Hinsdale Counties School
    District #50JT 5.55% 12/1/20-06 (MBIA)              4,000,000   4,160,240
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29-09 (MBIA)                    2,290,000   2,548,404
  City of Colorado Springs
    (Colorado Springs College Project)
    5.375% 6/1/32-09 (MBIA)                             5,000,000   5,421,950
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    5.50% 3/1/21-11 (AMBAC)                             3,200,000   3,535,296
  Denver City & County Certificates of
    Participation Series B
    5.50% 12/1/25-10 (AMBAC)                            2,000,000   2,224,840
  Denver City & County Excise Tax Revenue
    (Colorado Convention Center Project)
    Series A 5.00% 9/1/20-11 (FSA)                      6,500,000   7,021,299
  Eagle County Certificates of Participation
    5.40% 12/1/18-09 (MBIA)                             1,000,000   1,093,460
    El Paso County School District #20
    5.625% 12/15/16-06 (AMBAC)                          2,800,000   2,890,160
    5.625% 12/15/16-06 (MBIA)                           1,000,000   1,032,200
  Pueblo County 5.80% 6/1/11-06 (MBIA)                  1,405,000   1,431,231
  Pueblo County (Library District Project)
    5.80% 11/1/19-09 (AMBAC)                            1,395,000   1,523,507
                                                                  -----------
                                                                   32,882,587
                                                                  -----------
School District General Obligation Bonds - 5.35%
  Adams & Arapahoe Counties School
     District #28J 5.00% 12/1/22 (FSA)                  2,000,000   2,115,940

STATEMENTS                                 DELAWARE INVESTMENTS COLORADO INSURED
  OF NET ASSETS (CONTINUED)                MUNICIPAL INCOME FUND, INC.


                                                       Principal      Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

School District General Obligation Bonds (continued)
  Douglas County School District #Re-1
    (Douglas & Elbert Counties)
    5.00% 12/15/21 (MBIA)                               $1,000,000 $ 1,061,780
  Weld & Adams Counties School
    District RE-3J 5.00% 12/15/24 (FSA)                    830,000     879,900
                                                                   -----------
                                                                     4,057,620
                                                                   -----------
School District Revenue Bonds - 1.40%
  Colorado Educational & Cultural Facilities
    Authority Refunding (Bromley School)
    5.25% 9/15/32 (XLCA)                                 1,000,000   1,065,020
                                                                   -----------
                                                                     1,065,020
                                                                   -----------
Turnpike/Toll Road Revenue Bonds - 12.84%
  E-470 Public Highway Authority Series A
    5.75% 9/1/29 (MBIA)                                  3,000,000   3,341,550
    5.75% 9/1/35 (MBIA)                                  1,700,000   1,893,545
  Northwest Parkway Public Highway
    Authority Series A 5.25% 6/15/41 (FSA)               4,250,000   4,511,673
                                                                   -----------
                                                                     9,746,768
                                                                   -----------
Water & Sewer Revenue Bonds - 12.46%
  Colorado Water Resources & Power
    Development Authority Small Water
    Resources Revenue Series A
    5.80% 11/1/20 (FGIC)                                 2,000,000   2,206,780
  Colorado Water Resources & Power
    Development Authority Water
    Resources Revenue
    (Parker Water & Sanitation District)                 1,500,000   1,585,125
    5.125% 9/1/34 (MBIA)
    5.25% 9/1/43 (MBIA)                                  2,000,000   2,136,700
  Lafayette Water Revenue Series A
    5.00% 12/1/27 (MBIA)                                 1,100,000   1,152,118
  Ute Utility Water Conservancy District
    Water Revenue 5.75% 6/15/20 (MBIA)                   2,155,000   2,377,633
                                                                   -----------
                                                                     9,458,356
                                                                   -----------

TOTAL MUNICIPAL BONDS (cost $106,667,309)                          113,830,822
                                                                   -----------
TOTAL MARKET VALUE OF SECURITIES - 149.98%
  (cost $106,667,309)                                              113,830,822
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.72%                                         2,064,154
LIQUIDATION VALUE OF PREFERRED STOCK - (52.70%)                    (40,000,000)
                                                                   -----------
NET ASSETS APPLICABLE TO 4,837,100
  SHARES OUTSTANDING - 100.00%                                     $75,894,976
                                                                   ===========
Net Asset Value Per Common Share
  ($75,894,976 / 4,837,100 Shares)                                      $15.69
                                                                        ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                    $67,238,110
Undistributed net investment income                                  1,351,512
Accumulated net realized gain on investments                           141,841
Net unrealized appreciation of investments                           7,163,513
                                                                   -----------
Total net assets                                                   $75,894,976
                                                                   ===========

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
Assured Gty - Insured by the Assured Guaranty Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance

See accompanying notes

STATEMENTS                                  DELAWARE INVESTMENTS FLORIDA INSURED
  OF NET ASSETS (CONTINUED)                 MUNICIPAL INCOME FUND
                                            September 30, 2005 (Unaudited)

                                                       Principal     Market
                                                        Amount       Value
MUNICIPAL BONDS - 152.00%

Airport Revenue Bonds - 9.17%
  Dade County Aviation Revenue
    Series 96B 5.60% 10/1/26 (MBIA)                    $1,000,000  $1,040,570
  Miami-Dade County Aviation Revenue
    (Miami International Airport) Series B
    5.00% 10/1/37 (FGIC)                                2,250,000   2,342,678
                                                                   ----------
                                                                    3,383,248
                                                                   ----------
Dedicated Tax & Fees Revenue Bonds - 24.69%
  Flagler County Capital Improvements
    Revenue 5.00% 10/1/35 (MBIA)                        1,000,000   1,049,370
  Florida Department of Transportation
    5.00% 7/1/31 (FGIC)                                 1,525,000   1,590,057
  Jacksonville Sales Tax Revenue
    5.00% 10/1/30 (MBIA)                                1,500,000   1,567,875
  Jacksonville Transportation Revenue
    5.25% 10/1/29 (MBIA)                                2,000,000   2,138,520
  Miami Beach Resort Tax Revenue
    5.50% 10/1/16 (AMBAC)                               1,000,000   1,043,880
 *Miami-Dade County Special Obligation
    (Capital Appreciation & Income)
    Series B 5.00% 10/1/35 (MBIA)                       2,000,000   1,721,760
                                                                   ----------
                                                                    9,111,462
                                                                   ----------
Higher Education Revenue Bonds - 3.48%
  Florida Agriculture & Mechanical University
    Revenue (Student Apartment Facility)
    5.625% 7/1/21 (MBIA)                                1,250,000   1,284,700
                                                                   ----------
                                                                    1,284,700
                                                                   ----------
Hospital Revenue Bonds - 18.78%
  Escambia County Health Facilities Authority
    (Florida Health Care Facilities - VHA
    Program) 5.95% 7/1/20 (AMBAC)                         355,000     380,982
  Lee County Memorial Health System Board
    of Directors Series A 5.00% 4/1/20 (FSA)            1,000,000   1,043,090
  Miami-Dade County Public Facilities
    Revenue (Jackson Health Systems)
    Series A 5.00% 6/1/35 (MBIA)                        1,500,000   1,562,970
  Orange County Health Facilities
    Authority Revenue
    (Adventist Health Systems)
    5.75% 11/15/25 (AMBAC)                              1,500,000   1,534,275
    (Orlando Regional Healthcare)
    Series A 6.25% 10/1/18 (MBIA)                       2,000,000   2,410,940
                                                                   ----------
                                                                    6,932,257
                                                                   ----------
Miscellaneous Revenue Bonds - 2.83%
  Florida State Municipal Loan (Council
    Revenue) Series A 5.00% 2/1/35                      1,000,000   1,045,080
                                                                   ----------
                                                                    1,045,080
                                                                   ----------
Multifamily Housing Revenue Bonds - 23.06%
  Broward County Housing Finance Authority
    (St. Croix Apartments Project) Series A
    5.45% 11/1/36 (FSA) (AMT)                             935,000     965,659
  Florida Housing Finance Agency
    (Homeowner Mortgage) Series 2
    5.90% 7/1/29 (MBIA) (AMT)                             680,000     704,691
    (Leigh Meadows Apartments) Series N
    6.30% 9/1/36 (AMBAC) (AMT)                          2,510,000   2,585,927
    (Woodbridge Apartments Project) Series L
    6.05% 12/1/16 (AMBAC) (AMT)                         1,120,000   1,156,019
    6.25% 6/1/36 (AMBAC) (AMT)                          1,500,000   1,548,855

                                                       Principal     Market
                                                        Amount       Value
MUNICIPAL BONDS - 152.00%

Multifamily Housing Revenue Bonds (continued)
  Volusia County Multifamily Housing Finance
    Authority (San Marco Apartments)
    Series A 5.60% 1/1/44 (FSA) (AMT)                  $1,500,000  $1,548,750
                                                                   ----------
                                                                    8,509,901
                                                                   ----------
Municipal Lease Revenue Bonds - 9.81%
  Broward School Board Certificates of
    Participation Series A 5.25% 7/1/24 (FSA)           1,000,000   1,075,520
  Orange County School Board
    Certificates of Participation
    Series A 5.00% 8/1/27 (MBIA)                        1,250,000   1,298,650
  Palm Beach County School Board
    Certificates of Participation
    Series D 5.00% 8/1/28 (FSA)                         1,200,000   1,244,556
                                                                   ----------
                                                                    3,618,726
                                                                   ----------
Ports & Harbors Revenue Bonds - 2.81%
  Florida Ports Financing Commission State
    Transportation Trust Fund
    5.375% 6/1/27 (MBIA) (AMT)                          1,000,000   1,035,520
                                                                   ----------
                                                                    1,035,520
                                                                   ----------
ss.Pre-Refunded Bonds - 24.63%
  Dade County School Board
    Certificates of Participation
    Series B 5.60% 8/1/17-06 (AMBAC)                    1,000,000   1,032,270
  Florida State Board of Education
    (Capital Outlay Public Education)
    Series C 6.00% 6/1/21-10 (FGIC)                     2,000,000   2,252,500
  Indian River County Water & Sewer Revenue
    5.50% 9/1/16-06 (FGIC)                              1,000,000   1,042,610
  Sunrise Utility System Revenue Series A
    5.75% 10/1/26-06 (AMBAC)                            2,500,000   2,595,100
  Tampa Utility Tax Improvement Series A
    6.125% 10/1/19-09 (AMBAC)                           1,000,000   1,117,680
  Village Center Community Development
    District Recreational Revenue Series A
    5.85% 11/1/16-06 (MBIA)                             1,000,000   1,050,950
                                                                   ----------
                                                                    9,091,110
                                                                   ----------
Public Power Revenue Bonds - 5.58%
  JEA Electric Systems Revenue Series 3-A
    5.00% 10/1/34 (FSA)                                 2,000,000   2,060,620
                                                                   ----------
                                                                    2,060,620
                                                                   ----------
State General Obligation Bonds - 5.69%
  Florida State Board Education
    Public Education Series C
    5.00% 6/1/34 (AMBAC)                                2,000,000   2,100,800
                                                                   ----------
                                                                    2,100,800
                                                                   ----------
Tax Increment/Special Assessment Bonds - 0.83%
  Julington Creek Plantation Community
    Development District Special Assessment
    5.00% 5/1/29 (MBIA)                                   295,000     306,977
                                                                   ----------
                                                                      306,977
                                                                   ----------
Turnpike/Toll Road Revenue Bonds - 2.83%
  Miami-Dade County Expressway Authority
    Toll Systems Revenue Series B
    5.00% 7/1/33 (FGIC)                                 1,000,000   1,044,980
                                                                   ----------
                                                                    1,044,980
                                                                   ----------

STATEMENTS                                  DELAWARE INVESTMENTS FLORIDA INSURED
  OF NET ASSETS (CONTINUED)                 MUNICIPAL INCOME FUND

                                                       Principal     Market
                                                        Amount       Value

MUNICIPAL BONDS (continued)

Water & Sewer Revenue Bonds - 17.81%
  Dade County Water & Sewer System
    Revenue 5.50% 10/1/25 (FGIC)                      $1,100,000 $ 1,124,442
  JEA Florida Water & Sewer Systems
    Revenue Sub-Second Crossover
    5.00% 10/1/25 (MBIA)                               1,000,000   1,052,180
  Riviera Beach Utilities Special District
    Water & Sewer Revenue
    5.00% 10/1/34 (FGIC)                               1,200,000   1,251,684
  Village Center Community Development
    District Utility Revenue
    5.00% 10/1/36 (MBIA)                               1,500,000   1,564,035
  Winter Haven Utilities Systems Revenue
    Refunding & Improvement
    5.00% 10/1/30 (MBIA)                               1,500,000   1,581,510
                                                                 -----------
                                                                   6,573,851
                                                                 -----------

TOTAL MUNICIPAL BONDS (cost $53,761,021)                          56,099,232
                                                                 -----------
TOTAL MARKET VALUE OF SECURITIES - 152.00%
  (cost $53,761,021)                                              56,099,232
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.19%                                         808,728
LIQUIDATION VALUE OF PREFERRED STOCK - (54.19%)                  (20,000,000)
                                                                 -----------
NET ASSETS APPLICABLE TO 2,422,200
  SHARES OUTSTANDING - 100.00%                                   $36,907,960
                                                                 ===========
Net Asset Value Per Common Share
  ($36,907,960 / 2,422,200 Shares)                                    $15.24
                                                                      ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Common stock, $0.01 par value,
  unlimited shares authorized to the Fund                         $33,361,389
Undistributed net investment income                                   585,943
Accumulated net realized gain on investments                          622,417
Net unrealized appreciation of investments                          2,338,211
                                                                  -----------
Total net assets                                                  $36,907,960
                                                                  ===========


ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes to Financial Statements."

  *Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.


SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association



See accompanying notes

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME FUND, INC.
                                        September 30, 2005 (Unaudited)

                                                      Principal      Market
                                                        Amount        Value
MUNICIPAL BONDS - 150.87%

Airport Revenue Bonds - 10.28%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/22 (MBIA)                       $1,000,000  $1,050,470
    Series A 5.00% 1/1/30 (AMBAC)                         250,000     255,298
    Series C 5.25% 1/1/32 (FGIC)                        2,500,000   2,630,725
                                                                   ----------
                                                                    3,936,493
                                                                   ----------
City General Obligation Bonds - 4.10%
  Metropolitan Council Minnesota
    (Minneapolis/St. Paul Metropolitan Area)
    Series C 5.00% 2/1/22                                 500,000     527,965
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                                  1,000,000   1,040,710
                                                                   ----------
                                                                    1,568,675
                                                                   ----------
Continuing Care/Retirement Revenue Bonds - 2.42%
  St. Paul Housing & Redevelopment Authority
    Revenue (Franciscan Health Project)
    5.40% 11/20/42 (GNMA) (FHA)                           880,000     925,874
                                                                   ----------
                                                                      925,874
                                                                   ----------
Corporate-Backed Revenue Bonds - 4.12%
  Anoka County Solid Waste Disposal
    National Rural Co-Op Utility
    (United Power Association)
    Series A 6.95% 12/1/08 (AMT)                          560,000     563,086
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               1,000,000   1,015,400
                                                                   ----------
                                                                    1,578,486
                                                                   ----------
Escrowed to Maturity Bonds - 13.44%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Bloomington
    Single Family Residential Mortgage
    Revenue 8.375% 9/1/21
    (GNMA) (FHA) (VA) (AMT)                             2,555,000   3,751,430
  Southern Minnesota Municipal Power
    Agency Power Supply Systems Series B
    5.50% 1/1/15 (AMBAC)                                  390,000     391,065
    5.75% 1/1/11 (FGIC)                                 1,000,000   1,003,040
                                                                   ----------
                                                                    5,145,535
                                                                   ----------
Higher Education Revenue Bonds - 5.72%
  Minnesota State Higher Education Facilities
    Authority Revenue (College of St. Benedict)
    Series 5-W 5.00% 3/1/20                             1,000,000   1,035,990
  University of Minnesota
    Series A 5.50% 7/1/21                               1,000,000   1,154,280
                                                                   ----------
                                                                    2,190,270
                                                                   ----------
Hospital Revenue Bonds - 13.82%
  Bemidji Health Care Facilities First
    Mortgage Revenue (North Country
    Health Services) 5.00% 9/1/24 (RADIAN)              1,000,000   1,039,660
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Benedictine Health System-
    St. Mary's Hospital) 5.25% 2/15/33                  1,250,000   1,292,263
  Glencoe Health Care Facilities Revenue
    (Glencoe Regional Health Services Project)
    5.00% 4/1/25                                          500,000     503,195

                                                      Principal      Market
                                                        Amount        Value
MUNICIPAL BONDS (continued)

Hospital Revenue Bonds (continued)
  Minneapolis Health Care System
    Revenue (Allina Health Systems)
    Series A 5.75% 11/15/32                           $1,100,000  $1,170,202
  Minnesota Agricultural & Economic
    Development Broad Revenue
    (Fairview Health Care System)
    Series A 6.375% 11/15/29                              55,000      59,884
  Shakopee Health Care Facilities Revenue
    (St. Francis Regional Medical Center)
    5.25% 9/1/34                                         500,000     514,395
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities Revenue
    (Regions Hospital Project)
    5.30% 5/15/28                                        700,000     710,941
                                                                  ----------
                                                                   5,290,540
                                                                  ----------
Miscellaneous Revenue Bonds - 7.13%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                      1,600,000   1,674,672
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond Fund)
    Series G-3 5.45% 12/1/31                           1,000,000   1,052,820
                                                                  ----------
                                                                   2,727,492
                                                                  ----------
Multifamily Housing Revenue Bonds - 5.44%
  Minneapolis Multifamily Housing Revenue
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                               1,000,000   1,025,710
  Southeastern Minnesota Multi-County
    Housing & Redevelopment Authority
    (Winona County) 5.35% 1/1/28                         300,000     302,280
  Washington County Housing &
    Redevelopment Authority (Woodland
    Park Apartments Project) 4.70% 10/1/32               750,000     755,475
                                                                  ----------
                                                                   2,083,465
                                                                  ----------
Municipal Lease Revenue Bonds - 7.39%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                       500,000     527,395
    5.25% 12/1/27                                      1,150,000   1,222,185
  Virginia Housing & Redevelopment Authority
    Health Care Facility (Lease Revenue)
    5.25% 10/1/25                                        680,000     701,087
    5.375% 10/1/30                                       365,000     376,976
                                                                  ----------
                                                                   2,827,643
                                                                  ----------
Parking Revenue Bonds - 1.83%
  St. Paul Housing & Redevelopment Authority
    Parking Revenue (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                          650,000     701,233
                                                                  ----------
                                                                     701,233
                                                                  ----------
Political Subdivision General Obligation Bonds - 8.82%
  Hennepin County Series B 5.00% 12/1/18               1,300,000   1,392,378
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/22 (MBIA)                                  855,000     916,466
    5.50% 2/1/32 (MBIA)                                1,000,000   1,066,730
                                                                  ----------
                                                                   3,375,574
                                                                  ----------

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME, FUND, INC.


                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

ss.Pre-Refunded Bonds - 16.50%
  Chaska Electric Revenue Series A
    6.00% 10/1/25-10                                   $1,000,000 $ 1,120,400
  Minnesota Agricultural & Economic
    Development Broad Revenue
    (Fairview Health Care System)
    Series A 6.375% 11/15/29-10                         1,695,000   1,943,232
  Puerto Rico Commonwealth 6.00% 7/1/26-07              1,000,000   1,066,010
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                              845,000     923,374
St. Francis Independent School District #015
    Series A 6.30% 2/1/11-06 (FSA)                      1,250,000   1,263,863
                                                                  -----------
                                                                    6,316,879
                                                                  -----------
Public Power Revenue Bonds - 27.64%
  Minnesota State Municipal Power Agency
    Electric Revenue Series A 5.25% 10/1/19             1,110,000   1,197,490
  Rochester Electric Utility Revenue
    5.25% 12/1/30 (AMBAC)                                 150,000     159,911
 &Southern Minnesota Municipal Power
    Agency Power Supply Systems Revenue,
    Inverse Floater ROLs Series II-R-189-3
    7.626% 1/1/14 (AMBAC)                               2,500,000   3,037,174
  Southern Minnesota Municipal
    Power Agency Power Supply
    Systems Revenue Series A
    5.00% 1/1/12 (AMBAC)                                1,000,000   1,083,240
    5.00% 1/1/13 (MBIA)                                   500,000     543,475
    5.25% 1/1/15 (AMBAC)                                  570,000     634,644
    5.25% 1/1/16 (AMBAC)                                1,000,000   1,113,580
  Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                        1,900,000   1,976,588
    Series B 5.00% 1/1/15 (MBIA)                          765,000     835,074
                                                                  -----------
                                                                   10,581,176
                                                                  -----------
School District General Obligation Bonds - 15.70%
  Centennial Independent School District #012
    Series 2002-A 5.00% 2/1/20 (FSA)                      400,000     423,780
  Farmington Independent School
    District #192 5.00% 2/1/23 (FSA)                    1,200,000   1,270,031
  Minneapolis Special School District #001
    5.00% 2/1/19 (FSA)                                    675,000     718,619
  Morris Independent School District #769
    5.00% 2/1/28 (MBIA)                                 1,000,000   1,047,110
  Mounds View Independent School
    District #621 5.00% 2/1/23 (FSA)                    1,020,000   1,071,337
  Robbinsdale Independent School
    District #281 5.00% 2/1/21 (FSA)                      500,000     529,725
  St. Michael Independent School District #885
    5.00% 2/1/22 (FSA)                                    500,000     528,060
    5.00% 2/1/24 (FSA)                                    400,000     420,616
                                                                  -----------
                                                                    6,009,278
                                                                  -----------
Single Family Housing Revenue Bonds - 1.90%
  Dakota County Housing & Redevelopment
    Authority Single Family Mortgage Revenue
    5.85% 10/1/30 (GNMA) (FNMA) (AMT)                      31,000      31,922
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series J
    5.90% 7/1/28 (AMT)                                    670,000     694,937
                                                                  -----------
                                                                      726,859
                                                                  -----------

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

State General Obligation Bonds - 3.22%
  Minnesota State 5.00% 8/1/21                        $1,150,000  $ 1,231,627
                                                                  -----------
                                                                    1,231,627
                                                                  -----------
Tax Increment/Special Assessment Bonds - 1.40%
  Moorhead Economic Development
    Authority Tax Increment Series A
    5.25% 2/1/25 (MBIA)                                  500,000      534,695
                                                                  -----------
                                                                      534,695
                                                                  -----------

TOTAL MUNICIPAL BONDS (cost $55,178,111)                           57,751,794
                                                                  -----------
TOTAL MARKET VALUE OF SECURITIES - 150.87%
  (cost $55,178,111)                                               57,751,794
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.38%                                          526,351
LIQUIDATION VALUE OF PREFERRED STOCK - (52.25%)                   (20,000,000)
                                                                  -----------
NET ASSETS APPLICABLE TO 2,594,700
  SHARES OUTSTANDING - 100.00%                                    $38,278,145
                                                                  ===========

Net Asset Value Per Common Share
  ($38,278,145 / 2,594,700 Shares)                                     $14.75
                                                                       ------
COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                   $35,426,619
Undistributed net investment income                                   257,924
Accumulated net realized gain on investments                           19,919
Net unrealized appreciation of investments                          2,573,683
                                                                  -----------
Total net assets                                                  $38,278,145
                                                                  ===========

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes to Financial Statements."

  &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2005. See Notes 6 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Options Longs
VA - Insured by the Veterans Administration

See accompanying notes

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME FUND II, INC.
                                        September 30, 2005 (Unaudited)

                                                       Principal    Market
                                                        Amount       Value
MUNICIPAL BONDS - 152.00%

Airport Revenue Bonds - 11.81%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/22 (MBIA)                      $2,000,000 $ 2,100,940
    Series A 5.00% 1/1/28 (MBIA)                       1,370,000   1,427,828
    Series A 5.00% 1/1/30 (AMBAC)                      1,450,000   1,480,726
    Series A 5.00% 1/1/35 (AMBAC)                      2,000,000   2,081,780
    Series A 5.25% 1/1/16  (MBIA)                      1,000,000   1,084,840
    Series B 5.25% 1/1/24 (FGIC) (AMT)                 1,000,000   1,038,700
    Series C 5.25% 1/1/32  (FGIC)                      3,500,000   3,683,014
                                                                 -----------
                                                                  12,897,828
                                                                 -----------
City General Obligation Bonds - 3.83%
  Metropolitan Council Minnesota
    (Minneapolis/St. Paul Metropolitan Area)
    Series C 5.00% 2/1/22                                500,000     527,965
  Moorhead Series B 5.00% 2/1/33 (MBIA)                2,000,000   2,092,100
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/32 (FSA)                                 1,500,000   1,561,065
                                                                 -----------
                                                                   4,181,130
                                                                 -----------
Corporate-Backed Revenue Bonds - 4.18%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Project) 5.90% 10/1/26             4,500,000   4,561,605
                                                                 -----------
                                                                   4,561,605
                                                                 -----------
Escrowed to Maturity Bonds - 15.20%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Bloomington
    Single Family Residential Mortgage
    Revenue 8.375% 9/1/21
    (GNMA) (FHA) (VA) (AMT)                            5,500,000   8,075,485
  St. Paul Housing & Redevelopment
    Authority Sales Tax (Civic Center Project)
    5.55% 11/1/23                                      2,300,000   2,376,107
    5.55% 11/1/23 (MBIA)                               4,200,000   4,338,978
  Western Minnesota Municipal Power
    Agency Series A 6.625% 1/1/16                      1,535,000   1,815,521
                                                                 -----------
                                                                  16,606,091
                                                                 -----------
Higher Education Revenue Bonds - 11.15%
  Minnesota State Higher Education
    Facilities Authority
    (College of St. Benedict) Series 5-W
    5.00% 3/1/20                                       1,000,000   1,035,990
    (St. Catherine College) Series 5-N1
    5.375% 10/1/32                                     1,500,000   1,571,205
    (St. Mary's University) Series 5-U
    4.80% 10/1/23                                      1,400,000   1,414,546
    (St. Thomas University) Series 4-A1
    5.625% 10/1/21                                     1,000,000   1,019,720
    (St. Thomas University) Series 5-Y
    5.00% 10/1/24                                      1,000,000   1,042,690
    5.25% 10/1/34                                      1,500,000   1,588,560
  St. Cloud Housing & Redevelopment
    Authority Revenue (State University
    Foundation Project) 5.00% 5/1/23                   1,000,000   1,043,530
  University of Minnesota
    Series A 5.50% 7/1/21                              3,000,000   3,462,840
                                                                 -----------
                                                                  12,179,081
                                                                 -----------

                                                       Principal    Market
                                                        Amount       Value
MUNICIPAL BONDS (continued)

Hospital Revenue Bonds - 17.24%
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Benedictine Health System-St. Mary's
    Hospital) 5.25% 2/15/33                            $5,000,000 $ 5,169,051
  Glencoe Minnesota Health Care Facilities
    Revenue (Glencoe Regional Health
    Services Project) 5.00% 4/1/25                      1,500,000   1,509,585
  Minneapolis Health Care System Revenue
    (Allina Health Systems) Series A
    5.75% 11/15/32                                      1,000,000   1,063,820
    (Fairview Health Services) Series D
    5.00% 11/15/30 (AMBAC)                              1,500,000   1,574,070
    5.00% 11/15/34 (AMBAC)                              2,500,000   2,615,325
  Minnesota Agricultural & Economic
    Development Board Revenue
    (Fairview Health Care System) Series A
    5.75% 11/15/26 (MBIA)                                 100,000     106,580
    6.375% 11/15/29                                       100,000     108,880
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                      3,365,000   3,555,997
  St. Louis Park Health Care Facilities Revenue
    (Park Nicollet Health Services) Series B
    5.25% 7/1/30                                        1,250,000   1,296,500
  St. Paul Housing & Redevelopment
    Authority Health Care Facilities Revenue
    (Regions Hospital Project) 5.30% 5/15/28              300,000     304,689
  Waconia Health Care Facilities Revenue
    (Ridgeview Medical Center Project)
    Series A 6.10% 1/1/19 (RADIAN)                      1,405,000   1,530,986
                                                                  -----------
                                                                   18,835,483
                                                                  -----------
Miscellaneous Revenue Bonds - 2.65%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project)
    5.125% 7/1/21                                       2,400,000   2,512,008
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond
    Fund) Series 5 5.70% 12/1/27                          375,000     382,511
                                                                  -----------
                                                                    2,894,519
                                                                  -----------
Multifamily Housing Revenue Bonds - 7.97%
  Chanhassen Multifamily Housing Revenue
    (Heritage Park Apartments Project-
    Section 8) 6.20% 7/1/30 (FHA) (AMT)                 1,105,000   1,142,172
  Harmony Multifamily Housing Revenue
    Refunding Section 8 (Zedakah Foundation
    Project) Series A 5.95% 9/1/20                      1,000,000     849,810
  Minneapolis Multifamily Housing Revenue
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                1,000,000   1,025,710
    (Sumner Housing Project) Series A
    5.15% 2/20/45 (GNMA) (AMT)                          3,575,000   3,643,246
  Minnesota State Housing Finance Agency
    Series A 5.00% 2/1/35 (AMT)                         1,000,000   1,015,150
    Series D 5.95% 2/1/18 (MBIA)                          150,000     152,366
  Southeastern Minnesota Multi-County
    Housing & Redevelopment Authority
    (Winona County) 5.35% 1/1/28                          870,000     876,612
                                                                  -----------
                                                                    8,705,066
                                                                  -----------

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME FUND II, INC.

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

Municipal Lease Revenue Bonds - 11.20%
  Andover Economic Development Authority
    Public Facilities Lease Revenue
    (Andover Community Center)
    5.20% 2/1/29                                       $1,000,000 $ 1,034,300
  Minneapolis Development Revenue
    (Limited Tax Supported Common Bond
    Fund) 5.50% 12/1/24 (AMT)                           1,000,000   1,058,590
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                       2,385,000   2,523,569
    5.25% 12/1/27                                       2,650,000   2,816,340
    (Robert Street Office Building Project)
    5.00% 12/1/27                                       2,545,000   2,665,582
    Series 9 5.25% 12/1/27                              2,000,000   2,133,180
                                                                  -----------
                                                                   12,231,561
                                                                  -----------
Parking Revenue Bonds - 1.23%
  St. Paul Housing & Redevelopment Authority
    Parking Revenue (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                         1,250,000   1,348,525
                                                                  -----------
                                                                    1,348,525
                                                                  -----------
Political Subdivision General Obligation Bonds - 7.70%
  Dakota County Community Development
    Agency Governmental Housing Facilities
    Series A 5.00% 1/1/23                               1,100,000   1,161,204
  Hennepin County Series B 5.00% 12/1/18                1,000,000   1,071,060
  Hennepin County Regional Railroad
    Authority 5.00% 12/1/26                             3,500,000   3,624,600
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                    1,250,000   1,337,663
  Washington County Housing &
    Redevelopment Authority Series B
    5.50% 2/1/32 (MBIA)                                 1,140,000   1,216,072
                                                                  -----------
                                                                    8,410,599
                                                                  -----------
ss.Pre-Refunded Bonds - 22.15%
  Hawley Independent School District #150
    Series A 5.75% 2/1/17-06 (FSA)                      1,000,000   1,009,260
  Minneapolis Community Development
    Agency (Supported Development
    Revenue Limited Tax Common Bond Fund)
    Series G1 5.70% 12/1/19-11                          1,100,000   1,225,323
  Minneapolis Health Care System Revenue
    (Fairview Health Services)
    Series A 5.625% 5/15/32-12                          2,750,000   3,087,728
  Minnesota Agricultural & Economic
    Development Board Revenue
    (Fairview Health Care Systems) Series A
    5.75% 11/15/26-07 (MBIA)                            5,450,000   5,856,679
    6.375% 11/15/29-10                                  3,200,000   3,668,640
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series Y 5.50% 7/1/26-06                            2,000,000   2,068,400
  Puerto Rico Commonwealth Public
    Improvement Series A 5.00% 7/1/27-12                1,250,000   1,359,875
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                              625,000     682,969
  Rosemount Independent School
    District #196 Series A 5.70% 4/1/12-06              1,270,000   1,287,209

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

ss.Pre-Refunded Bonds (continued)
  Southern Minnesota Municipal Power
    Agency Power Supply Systems
    Series A 5.75% 1/1/18-05                           $3,715,000 $ 3,953,392
                                                                  -----------
                                                                   24,199,475
                                                                  -----------
Public Power Revenue Bonds - 13.85%
  Minnesota State Municipal Power Agency
    Electric Revenue Series A 5.00% 10/1/34             5,750,000   5,936,357
  Rochester Electric Utility Revenue
    5.25% 12/1/30 (AMBAC)                                 450,000     479,732
 &Southern Minnesota Municipal Power
    Agency Power Supply Systems Revenue,
    Inverse Floater ROLs
    Series II-R-189-3 7.626% 1/1/14 (AMBAC)             3,000,000   3,644,610
    Series II-R-189 7.626% 1/1/15 (AMBAC)               1,500,000   1,840,230
Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                        3,100,000   3,224,961
                                                                  -----------
                                                                   15,125,890
                                                                  -----------
School District General Obligation Bonds - 12.98%
  Centennial Independent School District #012
    Series 2002-A 5.00% 2/1/20 (FSA)                      400,000     423,780
  Elk River Independent School District #728
    5.00% 2/1/16 (FGIC)                                 1,500,000   1,624,005
  Farmington Independent School District #192
    5.00% 2/1/23 (FSA)                                  1,080,000   1,143,029
    Series B 5.00% 2/1/27 (FSA)                         1,000,000   1,056,850
  Lakeville Independent School District #194
    Series A 4.75% 2/1/22 (FSA)                         2,000,000   2,062,979
  Minneapolis Special School District #001
    5.00% 2/1/19 (FSA)                                  1,000,000   1,064,620
  Morris Independent School District #769
    5.00% 2/1/28 (MBIA)                                 2,750,000   2,879,552
  Mounds View Independent School
    District #621 5.00% 2/1/23 (FSA)                    1,000,000   1,050,330
  Princeton Independent School District #477
    Series A 5.00% 2/1/24 (FSA)                           500,000     530,010
  St. Michael Independent School District #885
    5.00% 2/1/22 (FSA)                                  1,500,000   1,584,180
    5.00% 2/1/24 (FSA)                                    725,000     762,367
                                                                  -----------
                                                                   14,181,702
                                                                  -----------
Single Family Housing Revenue Bonds - 2.46%
  Minnesota State Housing Finance Agency
    Single Family Housing Series 1992-C2
    6.15% 7/1/23 (AMT)                                    920,000     920,892
  Minnesota State Housing Finance Agency
    Single Family Mortgage
    Series B 5.35% 1/1/33 (AMT)                         1,140,000   1,172,319
    Series J 5.90% 7/1/28 (AMT)                           575,000     596,402
                                                                  -----------
                                                                    2,689,613
                                                                  -----------
State General Obligation Bonds - 4.37%
  Minnesota State 5.00% 8/1/21                          3,875,000   4,150,048
 &Minnesota State, Inverse Floater
    ROLs 7.30% 11/1/17                                    570,000     629,730
                                                                  -----------
                                                                    4,779,778
                                                                  -----------

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME FUND II, INC.

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

Tax Increment/Special Assessment Bonds - 0.49%
  Moorhead Economic Development
    Authority Tax Increment Series A
    5.25% 2/1/25 (MBIA)                                $  500,000  $  534,695
                                                                  -----------
                                                                      534,695
                                                                  -----------
Territorial General Obligation Bonds - 1.06%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.50% 7/1/19 (MBIA)                                 1,000,000   1,160,300
                                                                  -----------
                                                                    1,160,300
                                                                  -----------
Territorial Revenue Bonds - 0.48%
  Virgin Islands Public Finance Authority
    5.25% 10/1/23                                         500,000     530,360
                                                                  -----------
                                                                      530,360
                                                                  -----------

TOTAL MUNICIPAL BONDS (cost $157,954,752)                         166,053,301
                                                                  -----------
SHORT-TERM INVESTMENTS - 0.92%

oVariable Rate Demand Notes - 0.92%
  Minneapolis Guthrie Parking Ramp
    2.61% 12/1/33 (SPA)                                 1,000,000   1,000,000
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,000,000)                                                 1,000,000
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES - 152.92%
  (cost $158,954,752)                                             167,053,301
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 2.00%                                          2,189,766
LIQUIDATION VALUE OF PREFERRED STOCK - (54.92%)                   (60,000,000)
                                                                  -----------
NET ASSETS APPLICABLE TO 7,252,200
  SHARES OUTSTANDING - 100.00%                                   $109,243,067
                                                                 ============

Net Asset Value Per Common Share
  ($109,243,067 / 7,252,200 Shares)                                    $15.06
                                                                       ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                  $ 99,710,000
Undistributed net investment income                                 1,667,580
Accumulated net realized loss on investments                         (233,062)
Net unrealized appreciation of investments                          8,098,549
                                                                 ------------
Total net assets                                                 $109,243,067
                                                                 ============

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes to Financial Statements."

  &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2005. See Notes 6 in "Notes to Financial Statements."

  oVariable rate securities. The interest rate shown is the rate as of September
   30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Options Longs
SPA - Stand-by Purchase Agreement
VA - Insured by the Veterans Administration

See accompanying notes

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME FUND III, INC.
                                        September 30, 2005 (Unaudited)

                                                       Principal    Market
                                                        Amount       Value
MUNICIPAL BONDS - 155.77%

Airport Revenue Bonds - 9.56%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                                $  750,000  $  781,658
    5.00% 1/1/30 (AMBAC)                                  750,000     765,893
    5.125% 1/1/25 (FGIC)                                  900,000     941,822
                                                                   ----------
                                                                    2,489,373
                                                                   ----------
City General Obligation Bonds - 5.02%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                 1,250,000   1,307,563
                                                                   ----------
                                                                    1,307,563
                                                                   ----------
Continuing Care/Retirement Revenue Bonds - 7.35%
  St. Paul Housing & Redevelopment
    Authority Revenue (Franciscan Health
    Project) 5.40% 11/20/42 (GNMA) (FHA)                1,820,000   1,914,877
                                                                   ----------
                                                                    1,914,877
                                                                   ----------
Corporate-Backed Revenue Bonds - 7.48%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Project) 5.90% 10/1/26              1,000,000   1,013,690
  Minneapolis Community Development
    Agency Supported Development Revenue
    (Pajor Graphics) Series 1 6.75% 12/1/25
    (LOC US Bank NA) (AMT)                                865,000     932,678
                                                                   ----------
                                                                    1,946,368
                                                                   ----------
Escrowed to Maturity Bonds - 12.09%
  University of Minnesota Hospital & Clinics
    6.75% 12/1/16                                       2,580,000   3,148,142
                                                                   ----------
                                                                    3,148,142
                                                                   ----------
Higher Education Revenue Bonds - 5.15%
  Minnesota State Higher Education
    Facilities Authority
    (College of St. Benedict)
    Series 5-W 5.25% 3/1/24                               300,000     312,225
    (St. Thomas University)
    Series 4-A1 5.625% 10/1/21                          1,010,000   1,029,917
                                                                   ----------
                                                                    1,342,142
                                                                   ----------
Hospital Revenue Bonds - 18.93%
  Bemidji Health Care Facilities First Mortgage
    Revenue (North Country Health Services)
    5.00% 9/1/24 (RADIAN)                                 500,000     519,830
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    (Benedictine Health System-St. Mary's
    Hospital) 5.25% 2/15/33                             1,000,000   1,033,810
  Minneapolis Health Care System Revenue
    (Allina Health Systems) Series A
    5.75% 11/15/32                                      1,100,000   1,170,201
    (Fairview Health Services) Series D
    5.00% 11/15/34 (AMBAC)                                750,000     784,598
  Minnesota Agricultural & Economic
    Development Broad Revenue
    (Fairview Health Care System)
    Series A 6.375% 11/15/29                               40,000      43,552
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                      1,000,000   1,056,759

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)

Hospital Revenue Bonds (continued)
  Shakopee Health Care Facilities Revenue
    (St. Francis Regional Medical Center)
    5.25% 9/1/34                                       $  310,000  $  318,925
                                                                   ----------
                                                                    4,927,675
                                                                   ----------
Miscellaneous Revenue Bonds - 1.00%
  Minneapolis Art Center Facilities Revenue
    (Walker Art Center Project) 5.125% 7/1/21             250,000     261,668
                                                                   ----------
                                                                      261,668
                                                                   ----------
Multifamily Housing Revenue Bonds - 7.61%
  Minneapolis Multifamily Housing Revenue
   o(Gaar Scott Loft Project)
    5.95% 5/1/30 (AMT)                                    970,000   1,015,755
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                   965,000     965,357
                                                                   ----------
                                                                    1,981,112
                                                                   ----------
Municipal Lease Revenue Bonds - 12.49%
  Andover Economic Development Authority
    Public Facilities Lease Revenue (Andover
    Community Center) 5.125% 2/1/24                       500,000     517,100
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.125% 12/1/27                                        500,000     527,395
    5.25% 12/1/27                                       1,000,000   1,062,770
    (Robert Street Office Building Project)
    5.00% 12/1/27                                         500,000     523,690
  Virgina Housing & Redevelopment Authority
    Health Care Facility (Lease Revenue)
    5.375% 10/1/30                                        600,000     619,686
                                                                   ----------
                                                                    3,250,641
                                                                   ----------
Parking Revenue Bonds - 6.01%
  St. Paul Housing & Redevelopment Authority
    Parking Revenue (Block 19 Ramp Project)
    Series A 5.35% 8/1/29 (FSA)                         1,450,000   1,564,289
                                                                   ----------
                                                                    1,564,289
                                                                   ----------
Political Subdivision General Obligation Bonds - 9.57%
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                      750,000     802,598
  Minneapolis Sports Arena Project
    5.125% 10/1/20                                        750,000     777,503
  Washington County Housing &
    Redevelopment Authority
    Series B 5.50% 2/1/22 (MBIA)                          850,000     911,106
                                                                   ----------
                                                                    2,491,207
                                                                   ----------
ss.Pre-Refunded Bonds - 18.11%
  Minnesota Agricultural & Economic
    Development Broad Revenue
    (Fairview Health Care System)
    Series A 6.375% 11/15/29-10                         1,210,000   1,387,205
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue
    Series B 5.40% 3/1/15-06                            2,200,000   2,223,869
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series D 5.25% 7/1/38-12                            1,000,000   1,102,800
                                                                   ----------
                                                                    4,713,874
                                                                   ----------

STATEMENTS                              DELAWARE INVESTMENTS MINNESOTA MUNICIPAL
  OF NET ASSETS (CONTINUED)             INCOME FUND III, INC.

                                                       Principal    Market
                                                        Amount       Value
MUNICIPAL BONDS (continued)

Public Power Revenue Bonds - 24.64%
  Chaska Electric Revenue (Generating
    Facilities) Series A 5.25% 10/1/25                 $  250,000  $  265,798
  Minnesota State Municipal Power Agency
    Electric Revenue Series A
    5.00% 10/1/34                                         750,000     774,308
    5.25% 10/1/19                                         500,000     539,410
  Southern Minnesota Municipal Power Agency
    Power Supply Systems Revenue Series A
    5.00% 1/1/13 (MBIA)                                   500,000     543,475
    5.25% 1/1/15 (AMBAC)                                  700,000     779,386
    5.25% 1/1/16 (AMBAC)                                  500,000     556,790
 &Southern Minnesota Municipal Power
    Agency Power Supply Systems Revenue,
    Inverse Floater ROLs Series II-R-189-3
    7.626% 1/1/14 (AMBAC)                               1,500,000   1,822,304
  Western Minnesota Municipal Power Agency
    Series A 5.00% 1/1/30 (MBIA)                          460,000     478,543
    Series B 5.00% 1/1/15 (MBIA)                          600,000     654,960
                                                                   ----------
                                                                    6,414,974
                                                                   ----------
School District General Obligation Bonds - 4.07%
  Farmington Independent School
    District #192 Series B 5.00% 2/1/27 (FSA)             500,000     528,425
  Princeton Independent School District #477
    Series A 5.00% 2/1/24 (FSA)                           500,000     530,010
                                                                   ----------
                                                                    1,058,435
                                                                   ----------
Single Family Housing Revenue Bonds - 2.53%
  Minnesota State Housing Finance Agency
    Single Family Mortgage Series B
    5.35% 1/1/33 (AMT)                                    640,000     658,144
                                                                   ----------
                                                                      658,144
                                                                   ----------
Territorial Revenue Bonds - 4.16%
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D (Unrefunded Balance)
    5.25% 7/1/27                                          530,000     557,300
  University of the Virgin Islands
    Series A 5.375% 6/1/34                                500,000     524,950
                                                                   ----------
                                                                    1,082,250
                                                                   ----------

TOTAL MUNICIPAL BONDS (cost $38,496,378)                           40,552,734
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES - 155.77%
  (cost $38,496,378)                                               40,552,734
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.85%                                          480,601
LIQUIDATION VALUE OF PREFERRED STOCK - (57.62%)                   (15,000,000)
                                                                   ----------
NET ASSETS APPLICABLE TO 1,837,200
  SHARES OUTSTANDING - 100.00%                                    $26,033,335
                                                                  ===========
Net Asset Value Per Common Share
  ($26,033,335 / 1,837,200 Shares)                                     $14.17
                                                                       ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Common stock, $0.01 par value, 200 million
  shares authorized to the Fund                                   $23,648,910
Undistributed net investment income                                   384,886
Accumulated net realized loss on investments                          (56,817)
Net unrealized appreciation of investments                          2,056,356
                                                                  -----------
Total net assets                                                  $26,033,335
                                                                  ===========

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes to Financial Statements."

  &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of September 30, 2005. See Notes 6 in "Notes to Financial Statements."

  oVariable rate securities. The interest rate shown is the rate as of September
   30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Options Longs

See accompanying notes

STATEMENTS                                                             DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  OF ASSETS AND LIABILITIES                                            September 30, 2005 (Unaudited)


                                          Delaware        Delaware        Delaware       Delaware     Delaware      Delaware
                                         Investments     Investments     Investments    Investments  Investments   Investments
                                           Arizona    Colorado Insured  Florida Insured  Minnesota    Minnesota     Minnesota
                                          Municipal      Municipal         Municipal     Municipal    Municipal     Municipal
                                            Income         Income           Income        Income       Income         Income
                                          Fund, Inc.     Fund, Inc.          Fund        Fund, Inc.  Fund II, Inc.  Fund III, Inc.
ASSETS:
  Investments at market                  $68,653,479   $113,830,822     $56,099,232    $57,751,794   $167,053,301   $40,552,734
  Cash                                       359,319        692,363         488,937             --          4,272            --
  Receivables for securities sold            170,000             --       2,040,000         11,000             --            --
  Interest receivable                        967,932      1,570,567       1,021,809        734,654      2,490,382       639,705
                                         -----------   ------------     -----------    -----------   ------------   -----------
  Total assets                            70,150,730    116,093,752      59,649,978     58,497,448    169,547,955    41,192,439
                                         -----------   ------------     -----------    -----------   ------------   -----------

LIABILITIES:
  Preferred shares leveraged              25,000,000     40,000,000      20,000,000     20,000,000     60,000,000    15,000,000
  Payables for securities purchased               --             --       2,634,867             --             --            --
  Cash overdraft                                  --             --              --         96,371             --        51,208
  Distributions payable                       47,945         79,780          41,808         39,124        116,220        31,644
  Due to manager and affiliates               32,181         73,447          26,775         40,436         82,261        40,969
  Other accrued expenses                      42,861         45,549          38,568         43,372        106,407        35,283
                                         -----------   ------------     -----------    -----------   ------------   -----------
Total liabilities                         25,122,987     40,198,776      22,742,018     20,219,303     60,304,888    15,159,104
                                         -----------   ------------     -----------    -----------   ------------   -----------

TOTAL NET ASSETS                         $45,027,743   $ 75,894,976     $36,907,960    $38,278,145   $109,243,067   $26,033,335
                                         ===========   ============     ===========    ===========   ============   ===========
  Investments at cost                    $64,981,133   $106,667,309     $53,761,021    $55,178,111   $158,954,752   $38,496,378



See accompanying notes


STATEMENTS                                                              DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  OF OPERATIONS                                                          Six Months Ended September 30, 2005 (Unaudited)


                                                                         Delaware          Delaware            Delaware
                                                                        Investments       Investments         Investments
                                                                          Arizona       Colorado Insured    Florida Insured
                                                                         Municipal          Municipal          Municipal
                                                                          Income             Income              Income
                                                                         Fund, Inc.         Fund, Inc.            Fund
INVESTMENT INCOME:
  Interest                                                               $1,650,779        $2,847,830          $1,456,758
                                                                         ----------        ----------          ----------
EXPENSES:
  Management fees                                                           141,255           232,936             114,754
  Remarketing agent fees                                                     31,424            46,666              25,139
  Accounting and administration expenses                                     21,652            28,445              19,683
  Reports and statements to shareholders                                     11,662            14,944               8,929
  Dividend disbursing and transfer agent fees and expenses                   10,003            15,257              19,123
  Rating agency fees                                                          6,758             6,624               6,308
  Legal and professional fees                                                 5,840             7,016               4,793
  Insurance                                                                   3,335             5,586               2,757
  Stock exchange fees                                                         2,153             3,485               1,709
  Custodian fees                                                              1,492             1,945               1,535
  Taxes (other than taxes on income)                                          1,449             2,208                 199
  Directors'/Trustees' fees                                                   1,234             2,000                 979
  Other                                                                         942             8,248               2,772
                                                                         ----------        ----------          ----------
                                                                            239,199           375,360             208,680
  Less expense paid indirectly                                               (1,492)           (1,937)             (1,298)
                                                                         ----------        ----------          ----------
  Total expenses                                                            237,707           373,423             207,382
                                                                         ----------        ----------          ----------

NET INVESTMENT INCOME                                                     1,413,072         2,474,407           1,249,376
                                                                         ----------        ----------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                   (33,362)          142,936             624,719
  Net change in unrealized appreciation/depreciation of investments         426,891           722,247            (642,622)
                                                                         ----------        ----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      393,529           865,183             (17,903)
                                                                         ----------        ----------          ----------

DIVIDENDS ON PREFERRED STOCK                                               (318,832)         (486,828)           (276,548)
                                                                         ----------        ----------          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $1,487,769        $2,852,762          $  954,925
                                                                         ==========        ==========          ==========


See accompanying notes


STATEMENTS                                                            DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  OF OPERATIONS (CONTINUED)                                           Six Months Ended September 30, 2005 (Unaudited)


                                                                         Delaware          Delaware            Delaware
                                                                        Investments       Investments         Investments
                                                                         Minnesota         Minnesota           Minnesota
                                                                         Municipal         Municipal           Municipal
                                                                          Income             Income              Income
                                                                         Fund, Inc.       Fund II, Inc.      Fund III, Inc.
INVESTMENT INCOME:
  Interest                                                               $1,388,522        $4,115,738          $1,005,933
                                                                         ----------        ----------          ----------
EXPENSES:
  Management fees                                                           117,372           340,507              82,538
  Dividend disbursing and transfer agent fees and expenses                   23,616            38,084              16,388
  Remarketing agent fees                                                     21,151            75,417              18,855
  Accounting and administration expenses                                     19,893            36,522              14,084
  Reports and statements to shareholders                                      7,591            18,551               4,559
  Legal and professional fees                                                 7,544             9,714              12,303
  Rating agency fees                                                          5,125             6,308               4,708
  Insurance                                                                   2,807             8,020               1,910
  Stock exchange fees                                                         1,747             4,897               1,138
  Custodian fees                                                              1,297             2,430               1,118
  Directors'/Trustees' Fees                                                   1,016             2,783                 677
  Other                                                                       3,065             2,991               5,339
                                                                         ----------        ----------          ----------
                                                                            212,224           546,224             163,617
  Less expense paid indirectly                                               (1,297)           (2,377)             (1,115)
                                                                         ----------        ----------          ----------
  Total expenses                                                            210,927           543,847             162,502
                                                                         ----------        ----------          ----------

NET INVESTMENT INCOME                                                     1,177,595         3,571,891             843,431
                                                                         ----------        ----------          ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                            8,893           169,169              37,267
  Net change in unrealized appreciation/depreciation of investments         673,730         1,696,351             412,215
                                                                         ----------        ----------          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             682,623         1,865,520             449,482
                                                                         ----------        ----------          ----------

DIVIDENDS ON PREFERRED STOCK                                               (271,408)         (779,946)           (207,699)
                                                                         ----------        ----------          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $1,588,810        $4,657,465          $1,085,214
                                                                         ==========        ==========          ==========


See accompanying notes

STATEMENTS                                                                 DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  OF CHANGES IN NET ASSETS


                                                              Delaware                Delaware                  Delaware
                                                        Investments Arizona     Investments Colorado      Investments Florida
                                                          Municipal Income        Insured Municipal        Insured Municipal
                                                             Fund, Inc.            Income Fund, Inc.          Income Fund

                                                      Six Months      Year       Six Months      Year     Six Months     Year
                                                         Ended        Ended         Ended        Ended       Ended       Ended
                                                        9/30/05      3/31/05       9/30/05      3/31/05     9/30/05     3/31/05
                                                      (Unaudited)                (Unaudited)              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $  1,413,072  $ 2,855,348  $  2,474,407  $ 4,928,339 $ 1,249,376  $ 2,559,275
  Net realized gain (loss) on investments                 (33,362)      83,408       142,936       80,722     624,719      286,142
  Net change in unrealized
    appreciation/depreciation of investments              426,891  (1,080,216)       722,247   (2,143,648)   (642,622)  (1,915,443)
  Dividends on preferred stock                           (318,832)   (361,013)      (486,828)    (615,308)   (276,548)    (297,142)
                                                      -----------  ----------   ------------  -----------  ----------  -----------
  Net increase in net assets resulting from operations  1,487,769   1,497,527      2,852,762    2,250,105     954,925      632,832
                                                      -----------  ----------   ------------  -----------  ----------  -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                (1,336,141) (2,862,911)    (2,321,808)  (4,643,616) (1,188,796)  (2,470,644)
  Net realized gain on investments                        (59,644)   (128,235)            --     (145,113)    (24,222)    (239,798)
                                                      -----------  ----------   ------------  -----------  ----------  -----------
                                                       (1,395,785) (2,991,146)    (2,321,808)  (4,788,729) (1,213,018)  (2,710,442)
                                                      -----------  ----------   ------------  -----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS                      91,984  (1,493,619)       530,954   (2,538,624)   (258,093)  (2,077,610)

NET ASSETS:
  Beginning of period                                  44,935,759  46,429,378     75,364,022   77,902,646  37,166,053   39,243,663
                                                      -----------  ----------   ------------  -----------  ----------  -----------
  End of period                                       $45,027,743 $44,935,759   $ 75,894,976  $75,364,022 $36,907,960  $37,166,053
                                                      ===========  ==========   ============  ===========  ==========  ===========

Undistributed net investment income                   $   522,221 $   765,316   $  1,351,512  $  1,685,741 $  585,943  $   799,507
                                                      ===========  ==========   ============  ===========  ==========  ===========

                                                              Delaware                Delaware                  Delaware
                                                       Investments Minnesota    Investments Minnesota     Investments Minnesota
                                                          Municipal Income        Municipal Income          Municipal Income
                                                             Fund, Inc.             Fund II, Inc.             Fund III, Inc.

                                                      Six Months      Year       Six Months      Year     Six Months     Year
                                                         Ended        Ended         Ended        Ended       Ended       Ended
                                                        9/30/05      3/31/05       9/30/05      3/31/05     9/30/05     3/31/05
                                                      (Unaudited)                (Unaudited)              (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $  1,177,595  $ 2,324,176  $ 3,571,891  $  7,432,435  $  843,431  $ 1,765,004
  Net realized gain on investments                          8,893      268,227      169,169       257,523      37,267      114,703
  Net change in unrealized
    appreciation/depreciation of investments              673,730   (1,027,949)   1,696,351    (2,017,417)    412,215     (762,302)
  Dividends on preferred stock                           (271,408)    (305,320)    (779,946)     (927,702)   (207,699)    (235,128)
                                                     ------------  -----------  -----------  ------------  ----------  -----------
  Net increase in net assets resulting from operations  1,588,810    1,259,134    4,657,465     4,744,839   1,085,214      882,277
                                                     ------------  -----------  -----------  ------------  ----------  -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                (1,037,880)  (2,471,452)  (3,372,273)   (7,614,810)   (771,624)  (1,763,712)
  Net realized gain on investments                        (10,379)     (28,542)          --            --          --           --
                                                     ------------  -----------  -----------  ------------  ----------  -----------
                                                       (1,048,259)  (2,499,994)  (3,372,273)   (7,614,810)   (771,624)  (1,763,712)
                                                     ------------  -----------  -----------  ------------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS                     540,551   (1,240,860)   1,285,192    (2,869,971)    313,590     (881,435)

NET ASSETS:
  Beginning of period                                  37,737,594   38,978,454  107,957,875   110,827,846  25,719,745   26,601,180
                                                     ------------  -----------  -----------  ------------  ----------  -----------
  End of period                                       $38,278,145  $37,737,594 $109,243,067  $107,957,875 $26,033,335  $25,719,745
                                                     ============  ===========  ===========  ============  ==========  ===========

Undistributed net investment income                    $  257,924  $   389,101  $ 1,667,580  $  2,250,617  $  384,886  $  522,026
                                                     ============  ===========  ===========  ============  ==========  ===========


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Investments Arizona Municipal Income Fund, Inc.

                                                             Six Months
                                                               Ended                            Year Ended
                                                             9/30/05(1)   3/31/05     3/31/04      3/31/03    3/31/02(2)    3/31/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.070     $15.570      $15.480     $14.650      $14.970     $14.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.474       0.956        1.020       1.067        1.113       1.124
Net realized and unrealized gain (loss) on investments          0.123      (0.332)       0.276       0.988       (0.257)      0.965
Dividends on preferred stock from:
   Net investment income                                       (0.105)     (0.118)      (0.075)     (0.103)      (0.164)     (0.346)
   Net realized gain on investments                            (0.002)     (0.003)      (0.016)     (0.018)      (0.051)         --
                                                             --------    --------     --------    --------     --------    --------
Total dividends on preferred stock                             (0.107)     (0.121)      (0.091)     (0.121)      (0.215)     (0.346)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.490       0.503        1.205       1.934        0.641       1.743
                                                             --------    --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.440)     (0.960)      (0.960)     (0.940)      (0.817)     (0.773)
Net realized gain on investments                               (0.020)     (0.043)      (0.155)     (0.164)      (0.144)         --
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.460)     (1.003)      (1.115)     (1.104)      (0.961)     (0.773)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $15.100     $15.070      $15.570     $15.480      $14.650     $14.970
                                                              =======     =======      =======     =======      =======     =======

MARKET VALUE, END OF PERIOD                                   $15.900     $15.390      $16.560     $15.490      $14.750     $14.250
                                                              =======     =======      =======     =======      =======     =======

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value                                                    6.36%      (0.78%)      14.64%      12.74%       10.22%      19.28%
Net asset value                                                 3.15%       3.34%        7.86%      13.44%        4.21%      13.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $45,028     $44,936      $46,429     $46,167      $43,703     $44,637
Ratio of expenses to average net assets applicable to
  common shares(4)                                              1.04%       1.18%        1.05%       1.16%        1.19%       1.18%
Ratio of net investment income to average net assets
  applicable to common shares(4)                                6.18%       6.34%        6.63%       6.96%        7.41%       7.86%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(5)                                           4.78%       5.54%        6.04%       6.18%        5.99%       5.44%
Portfolio turnover                                                 4%          8%          30%         24%          43%         24%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $25,000     $25,000      $25,000     $25,000      $25,000     $25,000
Net asset coverage per share of preferred shares,
  end of period                                              $140,055    $139,872     $142,858    $142,334     $137,405    $139,274
Liquidation value per share of preferred shares(6)            $50,000     $50,000      $50,000     $50,000      $50,000     $50,000

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended March 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data for periods prior to April 1, 2001 have not been restated to reflect these changes in accounting.

(3) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(6) Excluding any accumulated but unpaid dividends.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Delaware Investments Colorado Insured Municipal Income Fund, Inc.

                                                             Six Months
                                                               Ended                            Year Ended
                                                             9/30/05(1)   3/31/05     3/31/04      3/31/03    3/31/02(2)    3/31/01
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $15.580     $16.110      $15.920     $14.780      $15.260     $13.870

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.512       1.019        1.043       1.068        1.094       1.105
Net realized and unrealized gain (loss) on investments          0.179      (0.432)       0.324       1.324       (0.401)      1.373
Dividends on preferred stock from:
   Net investment income                                       (0.101)     (0.124)      (0.077)     (0.098)      (0.172)     (0.342)
   Net realized gain on investments                                --      (0.003)      (0.013)     (0.023)      (0.051)         --
                                                             --------    --------     --------    --------     --------    --------
Total dividends on preferred stock                             (0.101)     (0.127)      (0.090)     (0.121)      (0.223)     (0.342)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.590       0.460        1.277       2.271        0.470       2.136
                                                             --------    --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.480)     (0.960)      (0.960)     (0.940)      (0.818)     (0.746)
Net realized gain on investments                                   --      (0.030)      (0.127)     (0.191)      (0.132)         --
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.480)     (0.990)      (1.087)     (1.131)      (0.950)     (0.746)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $15.690     $15.580      $16.110     $15.920      $14.780     $15.260
                                                              =======     =======      =======     =======      =======     =======

MARKET VALUE, END OF PERIOD                                   $17.990     $17.180      $16.960     $16.650      $14.700     $14.560
                                                              =======     =======      =======     =======      =======     =======

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value                                                    7.58%       7.42%        8.76%      21.31%        7.52%      22.42%
Net asset value                                                 3.46%       2.56%        8.05%      15.37%        3.15%      16.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $75,895     $75,364      $77,903     $76,988      $71,506     $73,817
Ratio of expenses to average net assets applicable to
  common shares(4)                                              0.97%       1.03%        1.01%       1.05%        1.01%       1.06%
Ratio of net investment income to average net assets
  applicable to common shares(4)                                6.45%       6.51%        6.54%       6.83%        7.18%       7.68%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(5)                                           5.18%       5.69%        5.98%       6.08%        5.71%       5.31%
Portfolio turnover                                                 7%          5%          13%         14%          37%         56%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $40,000     $40,000      $40,000     $40,000      $40,000     $40,000
Net asset coverage per share of preferred shares,
  end of period                                              $144,869    $144,205     $147,379    $146,235     $139,382    $142,272
Liquidation value per share of preferred shares(6)            $50,000     $50,000      $50,000     $50,000      $50,000     $50,000

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the year ended March 31, 2002. Per share data for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(6) Excluding any accumulated but unpaid dividends.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Investments Florida Insured Municipal Income Fund

                                                             Six Months
                                                               Ended                            Year Ended
                                                             9/30/05(1)   3/31/05     3/31/04      3/31/03    3/31/02(2)    3/31/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.340     $16.200      $16.370     $15.150      $15.400     $14.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                           0.516       1.057        1.088       1.084        1.071       1.087
Net realized and unrealized gain (loss) on investments         (0.002)     (0.675)      (0.130)      1.186       (0.337)      1.068
Dividends on preferred stock from:
   Net investment income                                       (0.113)     (0.114)      (0.082)     (0.109)      (0.179)     (0.337)
   Net realized gain on investments                            (0.001)     (0.009)      (0.005)         --           --          --
                                                             --------    --------     --------    --------     --------    --------
Total dividends on preferred stock                             (0.114)     (0.123)      (0.087)     (0.109)      (0.179)     (0.337)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.400       0.259        0.871       2.161        0.555       1.818
                                                             --------    --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.490)     (1.020)      (0.995)     (0.941)      (0.805)     (0.758)
Net realized gain on investments                               (0.010)     (0.099)      (0.046)         --           --          --
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.500)     (1.119)      (1.041)     (0.941)      (0.805)     (0.758)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $15.240     $15.340      $16.200     $16.370      $15.150     $15.400
                                                             ========    ========     ========    ========     ========    ========
MARKET VALUE, END OF PERIOD                                   $16.310     $15.050      $16.650     $15.050      $14.020     $13.180
                                                             ========    ========     ========    ========     ========    ========
TOTAL INVESTMENT RETURN BASED ON:(3)
Market value                                                   11.65%      (3.02%)      18.04%      14.17%       12.63%      19.06%
Net asset value                                                 2.29%       1.59%        5.59%      14.92%        4.16%      13.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $36,908     $37,166      $39,244     $39,651      $36,696     $37,300
Ratio of expenses to average net assets applicable to
  common shares(4)                                              1.11%       1.24%        1.11%       1.18%        1.34%       1.32%
Ratio of net investment income to average net assets
  applicable to common shares(4)                                6.67%       6.75%        6.70%       6.81%        6.95%       7.38%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(5)                                           5.19%       5.97%        6.16%       6.13%        5.79%       5.10%
Portfolio turnover                                                45%         11%           3%         13%          13%          8%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $20,000     $20,000      $20,000     $20,000      $20,000     $20,000
Net asset coverage per share of preferred shares,
  end of period                                              $142,270    $142,915     $148,110    $149,128     $141,740    $143,249
Liquidation value per share of preferred shares(6)            $50,000     $50,000      $50,000     $50,000      $50,000     $50,000

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no effect on the Fund's results of operations for the year ended March 31, 2002. Per share data for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(6) Excluding any accumulated but unpaid dividends.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Investments Minnesota Municipal Income Fund, Inc.

                                                             Six Months
                                                               Ended                            Year Ended
                                                             9/30/05(1)   3/31/05     3/31/04      3/31/03    3/31/02(2)    3/31/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.540     $15.020      $15.460     $14.640      $14.790     $14.060

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.454       0.896        0.999       1.119        1.191       1.155
Net realized and unrealized gain (loss) on investments          0.264      (0.294)       0.130       0.758       (0.323)      0.732
Dividends on preferred stock from:
   Net investment income                                       (0.104)     (0.117)      (0.054)     (0.094)      (0.178)     (0.317)
   Net realized gain on investments                                --      (0.001)      (0.047)     (0.008)          --          --
                                                             --------    --------     --------    --------     --------    --------
Total dividends on preferred stock                             (0.104)     (0.118)      (0.101)     (0.102)      (0.178)     (0.317)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.614       0.484        1.028       1.775        0.690       1.570
                                                             --------    --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.400)     (0.953)      (0.938)     (0.890)      (0.840)     (0.840)
Net realized gain on investments                               (0.004)     (0.011)      (0.530)     (0.065)          --          --
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.404)     (0.964)      (1.468)     (0.955)      (0.840)     (0.840)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $14.750     $14.540      $15.020     $15.460      $14.640     $14.790
                                                             ========    ========     ========    ========     ========    ========
MARKET VALUE, END OF PERIOD                                   $14.580     $15.070      $16.600     $16.000      $14.450     $14.300
                                                             ========    ========     ========    ========     ========    ========
TOTAL INVESTMENT RETURN BASED ON:(3)
Market value                                                   (0.57%)     (3.52%)      13.86%      17.74%        7.00%      12.09%
Net asset value                                                 4.25%       2.88%        6.62%      12.29%        4.81%      11.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $38,278     $37,738      $38,978     $40,122      $37,996     $33,386
Ratio of expenses to average net assets applicable to
  common shares(4)                                              1.09%       1.27%        1.20%       1.21%        1.13%       1.23%
Ratio of net investment income to average net assets
  applicable to common shares(4)                                6.07%       6.12%        6.57%       7.35%        8.00%       8.22%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(5)                                           4.67%       5.31%        5.90%       6.68%        6.84%       6.00%
Portfolio turnover                                                 3%         12%          50%         38%          15%          6%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $20,000     $20,000      $20,000     $20,000      $20,000     $20,000
Net asset coverage per share of preferred shares,
  end of period                                              $145,695    $144,344     $147,445    $150,306     $144,989    $145,964
Liquidation value per share of preferred shares(6)            $50,000     $50,000      $50,000     $50,000      $50,000     $50,000

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was an increase in net investment income per share of $0.006, a decrease in net realized and unrealized gain (loss) per share of $0.006, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(6) Excluding any accumulated but unpaid dividends.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Investments Minnesota Municipal Income Fund II, Inc.

                                                             Six Months
                                                               Ended                            Year Ended
                                                             9/30/05(1)   3/31/05     3/31/04      3/31/03    3/31/02(2)    3/31/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.890     $15.280      $15.060     $14.280      $14.450     $13.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.493       1.025        1.093       1.143        1.163       1.168
Net realized and unrealized gain (loss) on investments          0.250      (0.237)       0.207       0.689       (0.313)      0.850
Dividends on preferred stock from:
   Net investment income                                       (0.108)     (0.128)      (0.082)     (0.112)      (0.182)     (0.340)
                                                             --------    --------     --------    --------     --------    --------
Total dividends on preferred stock                             (0.108)     (0.128)      (0.082)     (0.112)      (0.182)     (0.340)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.635       0.660        1.218       1.720        0.668       1.678
                                                             --------    --------     --------    --------     --------    --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.465)     (1.050)      (0.998)     (0.940)      (0.838)     (0.818)
                                                             --------    --------     --------    --------     --------    --------
Total dividends                                                (0.465)     (1.050)      (0.998)     (0.940)      (0.838)     (0.818)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $15.060     $14.890      $15.280     $15.060      $14.280     $14.450
                                                              =======     =======      =======     =======      =======     =======

MARKET VALUE, END OF PERIOD                                   $15.620     $16.370      $16.800     $15.300      $14.050     $14.080
                                                              =======     =======      =======     =======      =======     =======

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value                                                   (1.79%)      4.02%       16.87%      15.84%        5.75%      20.37%
Net asset value                                                 4.10%       4.03%        7.99%      12.19%        4.73%      13.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                              $109,243    $107,958     $110,828    $109,212     $103,573    $104,775
Ratio of expenses to average net assets applicable to
  common shares(4)                                              0.98%       1.00%        0.93%       1.03%        1.06%       1.01%
Ratio of net investment income to average net assets
  applicable to common shares(4)                                6.46%       6.85%        7.23%       7.74%        8.03%       8.42%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(5)                                           5.05%       6.00%        6.69%       6.99%        6.79%       5.96%
Portfolio turnover                                                11%         15%          34%         22%           7%          3%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $60,000     $60,000      $60,000     $60,000      $60,000     $60,000
Net asset coverage per share of preferred shares,
  end of period                                              $141,036    $139,965     $142,357    $141,010     $136,311    $137,312
Liquidation value per share of preferred shares(6)            $50,000     $50,000      $50,000     $50,000      $50,000     $50,000

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(6) Excluding any accumulated but unpaid dividends.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Investments Minnesota Municipal Income Fund III, Inc.

                                                             Six Months
                                                               Ended                            Year Ended
                                                             9/30/05(1)   3/31/05     3/31/04      3/31/03    3/31/02(2)    3/31/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.000     $14.480      $14.290     $13.230      $13.420     $12.560

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.459       0.961        1.034       1.084        1.064       1.065
Net realized and unrealized gain (loss) on investments          0.244      (0.353)       0.119       0.918       (0.306)      0.889
Dividends on preferred stock from:
   Net investment income                                       (0.113)     (0.128)      (0.083)     (0.112)      (0.183)     (0.336)
                                                             --------    --------     --------    --------     --------    --------
Total dividends on preferred stock                             (0.113)     (0.128)      (0.083)     (0.112)      (0.183)     (0.336)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.590       0.480        1.070       1.890        0.575       1.618
                                                             --------    --------     --------    --------     --------    --------

LESS DIVIDENDS TO COMMON SHAREHOLDERS FROM:
Net investment income                                          (0.420)     (0.960)      (0.880)     (0.830)      (0.765)     (0.758)
                                                             --------    --------     --------    --------     --------    --------
Total dividends                                                (0.420)     (0.960)      (0.880)     (0.830)      (0.765)     (0.758)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $14.170     $14.000      $14.480     $14.290      $13.230     $13.420
                                                             ========    ========     ========    ========     ========    ========
MARKET VALUE, END OF PERIOD                                   $14.430     $15.620      $16.160     $14.800      $13.000     $13.000
                                                             ========    ========     ========    ========     ========    ========

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value                                                   (5.03%)      3.00%       15.76%      20.72%        5.93%      17.57%
Net asset value                                                 4.05%       3.03%        7.43%      14.53%        4.43%      13.54%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
  (000 omitted)                                               $26,033     $25,720      $26,601     $26,260      $24,306     $24,659
Ratio of expenses to average net assets applicable to
  common shares(4)                                              1.23%       1.33%        1.23%       1.32%        1.49%       1.42%
Ratio of net investment income to average net assets
  applicable to common shares(4)                                6.40%       6.82%        7.20%       7.80%        7.88%       8.30%
Ratio of net investment income to average net assets
  applicable to common shares net of dividends to
  preferred shares(5)                                           4.83%       5.92%        6.62%       6.99%        6.56%       5.68%
Portfolio turnover                                                11%         12%          41%         23%           5%          5%

LEVERAGE ANALYSIS:
Value of preferred shares outstanding (000 omitted)           $15,000     $15,000      $15,000     $15,000      $15,000     $15,000
Net asset coverage per share of preferred shares,
  end of period                                              $136,778    $135,732     $138,670    $137,532     $131,007    $132,197
Liquidation value per share of preferred shares(6)            $50,000     $50,000      $50,000     $50,000      $50,000     $50,000

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007, and an increase in the ratio of net investment income to average net assets of 0.04%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Ratio reflects total net investment income less dividends paid to preferred shareholders from net investment income divided by average net assets applicable to common shareholders.

(6) Excluding any accumulated but unpaid dividends.

See accompanying notes

NOTES                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
 TO FINANCIAL STATEMENTS    September 30, 2005 (Unaudited)


Delaware Investments Arizona Municipal Income Fund, Inc. ("Arizona Municipal Fund"); Delaware Investments Colorado Insured Municipal Income Fund, Inc. ("Colorado Insured Municipal Fund"); Delaware Investments Minnesota Municipal Income Fund, Inc. ("Minnesota Municipal Fund"); Delaware Investments Minnesota Municipal Income Fund II, Inc. ("Minnesota Municipal Fund II") and Delaware Investments Minnesota Municipal Income Fund III, Inc. ("Minnesota Municipal Fund III") are organized as Minnesota corporations and Delaware Investments Florida Insured Municipal Income Fund ("Florida Insured Municipal Income Fund") is organized as a Massachusetts Business Trust (each referred to as a "Fund" and collectively as the "Funds"). Arizona Municipal Fund, Florida Insured Municipal Fund and Minnesota Municipal Fund II are considered diversified closed-end management investment companies and Colorado Insured Municipal Fund, Minnesota Municipal Fund and Minnesota Municipal Fund III are considered non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds' common shares trade on the American Stock Exchange. The Funds' preferred shares are traded privately through a remarketing agent.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Florida Insured Municipal Fund will generally seek investments that will enable its shares to be exempt from Florida's intangible personal property tax. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended September 30, 2005 was as follows:

                                              Arizona   Colorado Insured   Florida Insured    Minnesota     Minnesota    Minnesota
                                             Municipal       Municipal         Municipal      Municipal     Municipal    Municipal
                                               Fund            Fund              Fund           Fund         Fund II      Fund III
                                            ----------- -----------------  ----------------  ------------  ------------ -----------
Earnings Credits                               $1,492         $1,937            $1,298         $1,297         $2,377       $1,115

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average weekly net assets of each Fund, including assets attributable to any preferred stock that may be outstanding.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Minnesota Municipal Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, remarketing and rating agency fees, certain insurance costs and extraordinary expenses, do not exceed 0.72% of average daily net assets of the Fund, including assets attributable to any preferred stock that may be outstanding, through September 30, 2006. This waiver may be revoked at any time.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. Effective May 19, 2005, the Funds pay DSC a monthly fee computed at the annual rate of 0.04% of the Funds' average daily net assets for accounting and administration services. Prior to May 19, 2005, the Funds paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services.

NOTES                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At September 30, 2005, each Fund had liabilities payable to affiliates as follows:

                                                    Arizona    Colorado Insured  Florida Insured  Minnesota   Minnesota  Minnesota
                                                   Municipal       Municipal        Municipal     Municipal   Municipal  Municipal
                                                     Fund            Fund             Fund          Fund       Fund II   Fund III
                                                   ---------   ----------------  ---------------  ---------   ---------  ---------
Investment management fee payable to DMC            $23,492         $38,798          $19,073       $19,560     $56,760    $13,753
Accounting administration and other
  expenses payable to DSC                             4,067          26,441            4,618         5,214      11,811      3,462
Other expenses payable to DMC and affiliates*         4,622           8,208            3,084        15,662      13,690     23,754

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors/trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended September 30, 2005, the cost for internal legal services provided by DMC was as follows:

                                                    Arizona    Colorado Insured  Florida Insured  Minnesota   Minnesota  Minnesota
                                                   Municipal       Municipal        Municipal     Municipal   Municipal  Municipal
                                                     Fund            Fund             Fund          Fund       Fund II   Fund III
                                                   ---------   ----------------  ---------------  ---------   ---------  ---------
                                                     $1,138         $1,904            $773          $810        $2,680      $656

Certain officers of DMC and DSC are officers and/or directors of the Funds. These officers and directors are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended September 30, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                    Arizona    Colorado Insured  Florida Insured  Minnesota   Minnesota  Minnesota
                                                   Municipal       Municipal        Municipal     Municipal   Municipal  Municipal
                                                     Fund            Fund             Fund          Fund       Fund II   Fund III
                                                   ---------   ----------------  ---------------  ---------   ---------  ---------
Purchases                                         $2,969,655      $4,243,750       $12,692,368   $1,569,303 $12,595,393 $3,169,371
Sales                                              1,288,514       4,579,254        12,711,900      900,355   9,099,965  2,248,500

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                   Arizona    Colorado Insured  Florida Insured  Minnesota    Minnesota   Minnesota
                                                  Municipal       Municipal        Municipal     Municipal    Municipal   Municipal
                                                    Fund            Fund             Fund          Fund        Fund II    Fund III
                                                  ---------   ----------------  ---------------  ---------    ---------   ---------
Cost of investments                             $64,956,545     $106,668,404      $53,761,021  $55,164,462 $158,796,208 $38,373,759
                                                ===========     ============      ===========  =========== ============ ===========
Aggregate unrealized appreciation                 3,762,375        7,191,845        2,409,171    2,662,479   8,501,703    2,221,692
Aggregate unrealized depreciation                   (65,441)         (29,427)         (70,960)     (75,147)   (244,610)     (42,717)
                                                -----------     ------------      -----------  ----------- ------------ -----------
Net unrealized appreciation                     $ 3,696,934     $  7,162,418      $ 2,338,211  $ 2,587,332 $ 8,257,093  $ 2,178,975
                                                ===========     ============      ===========  =========== ============ ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:

                                                    Arizona    Colorado Insured  Florida Insured  Minnesota   Minnesota  Minnesota
                                                   Municipal       Municipal        Municipal     Municipal   Municipal  Municipal
                                                     Fund            Fund             Fund          Fund       Fund II   Fund III
                                                   ---------   ----------------  ---------------  ---------   ---------  ---------
SIX MONTHS ENDED 9/30/05*
Tax-exempt income                                 $1,650,156      $2,808,636        $1,462,940   $1,308,260  $4,152,219 $  979,323
Long-term capital gain                                64,461              --            26,626       11,407          --         --
                                                  ----------      ----------        ----------   ----------  ---------- ----------
Total                                             $1,714,617      $2,808,636        $1,489,566   $1,319,667  $4,152,219 $  979,323
                                                  ==========      ==========        ==========   ==========  ========== ==========

*Tax information for the six months ended September 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

YEAR ENDED 3/31/05

Tax-exempt income                                 $3,210,970      $5,245,675        $2,745,766   $2,744,238  $8,535,622 $1,998,840
Ordinary income                                       84,725          14,636                --       30,198       6,890         --
Long-term capital gain                                56,464         143,726           261,818       30,878          --         --
                                                  ----------      ----------        ----------   ----------  ---------- ----------
Total                                             $3,352,159      $5,404,037        $3,007,584   $2,805,314  $8,542,512 $1,998,840
                                                  ==========      ==========        ==========   ==========  ========== ==========

NOTES                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of September 30, 2005, the estimated components of net assets on a tax basis were as follows:

                                                    Arizona   Colorado Insured  Florida Insured  Minnesota    Minnesota  Minnesota
                                                   Municipal      Municipal        Municipal     Municipal    Municipal  Municipal
                                                     Fund           Fund             Fund          Fund        Fund II   Fund III
                                                   ---------  ----------------  ---------------  ---------    ---------  ---------
Shares of beneficial interest                    $40,838,893     $67,238,110      $33,361,389  $35,426,619 $ 99,710,000 $23,648,910
Undistributed ordinary income                             --              --               --        1,851          --           --
Undistributed tax-exempt income                      522,221       1,351,512          585,943      257,924    1,667,580     384,886
Undistributed long-term gains                             --         142,936          622,417        4,419          --           --
Capital loss carryforward                            (30,305)             --               --           --     (391,606)   (179,436)
Unrealized appreciation of investments             3,696,934       7,162,418        2,338,211    2,587,332    8,257,093   2,178,975
                                                 -----------     -----------      -----------  ----------- ------------ -----------
Net assets                                       $45,027,743     $75,894,976      $36,907,960  $38,278,145 $109,243,067 $26,033,335
                                                 ===========     ===========      ===========  =========== ============ ===========

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at March 31, 2005 will expire as follows:

                                                       Minnesota     Minnesota
                                                       Municipal     Municipal
                                                        Fund II      Fund III
                                                       ---------     ---------
2006                                                   $     --       $  6,539
2008                                                    376,004         56,856
2009                                                    175,804        153,308
2010                                                      8,416             --
                                                       --------       --------
Total                                                  $560,224       $216,703
                                                       ========       ========

For the six months ended September 30, 2005, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

                                     Arizona         Minnesota        Minnesota
                                    Municipal        Municipal        Municipal
                                      Fund            Fund II         Fund III
                                    ---------        ---------        ----------
                                    $(30,305)         $168,618          $37,267

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended September 30, 2005, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2005, the Funds recorded the following reclassifications.

                                    Arizona         Minnesota        Minnesota        Minnesota
                                   Municipal        Municipal        Municipal        Municipal
                                     Fund             Fund            Fund II         Fund III
                                   ---------        ---------        ---------        ---------
Accumulated net investment income    $(8,134)           $(512)         $(2,709)         $(1,248)
Accumulated net realized gain (loss)   8,134              512            2,709            1,248

5. CAPITAL STOCK
Pursuant to their articles of incorporation, Arizona Municipal Fund, Colorado Insured Municipal Fund, Minnesota Municipal Fund, Minnesota Municipal Fund II, and Minnesota Municipal Fund III each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2005. Shares issuable under the Funds' dividend reinvestment plan are purchased by the Funds' transfer agent, Mellon Investor Services, LLC, in the open market.

For the six months ended September 30, 2005, the Funds did not have any transactions in common shares.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund, which has an unlimited amount of $0.01 par value preferred shares authorized. Under resolutions adopted by the Board of Directors, Minnesota Municipal Fund is allowed to issue up to 400 preferred shares, of which the entire amount was issued on August 6, 1992. On May 14, 1993, Minnesota Municipal Fund II, Arizona Municipal Fund and Florida Insured Municipal Fund issued 1,200, 500 and 400 preferred shares, respectively. On December 10, 1993, Minnesota Municipal Fund III issued 300 preferred shares and on September 23, 1993, Colorado Insured Municipal Fund issued 800 preferred shares. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

NOTES                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL STOCK (CONTINUED)
Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged during the six months ended September 30, 2005 as follows:

Fund                                                            Low       High
----                                                            ---       ----
Arizona Municipal Fund                                         2.10%  to  2.95%
Colorado Insured Municipal Fund                                1.00%  to  2.85%
Florida Insured Municipal Fund                                 2.10%  to  3.00%
Minnesota Municipal Fund                                       1.75%  to  2.95%
Minnesota Municipal Fund II                                    1.90%  to  3.05%
Minnesota Municipal Fund III                                   2.20%  to  3.00%

Citigroup Global Markets, Inc. (formerly Salomon Smith Barney, Inc.), and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund's Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund's subclassificiation as a closed-end investment company or (c) changes in their fundamental investment restrictions.

6. CREDIT AND MARKET RISKS
The Funds use leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because each Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

Each Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures. While maintaining oversight, each Fund's Board of Directors/Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of a Funds' limitation on investments in illiquid assets.

NOTES                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


7. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT.
On August 18, 2005, the Board of Directors of each of the Minnesota Municipal Income Fund, Minnesota Municipal Income Fund II and Minnesota Municipal Income Fund III approved an Agreement and Plan of Acquisition among Minnesota Municipal Income Fund and Minnesota Municipal Income Fund III (each, an "Acquired Fund," and collectively, the "Acquired Funds") and Minnesota Municipal Income Fund II (the "Acquiring Fund") and DMC providing for (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Funds in exchange for common and/or preferred shares of the Acquiring Fund; (ii) the pro rata distribution of those Acquiring Fund common and/or preferred shares to shareholders of the Acquired Funds; and (iii) the subsequent dissolution of the Acquired Funds (the "Reorganization"). The Reorganization is designed to be a tax-free merger of investment companies. If approved by shareholders of both the Acquired and Acquiring Funds, it is expected that the Reorganization would close by the end of the first quarter of 2006.

OTHER                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  FUND INFORMATION


PROXY RESULTS
The shareholders of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments Minnesota Municipal Income Fund III, Inc. (each, a "Fund") voted on the following proposals (as applicable) at the special meeting of shareholders on August 17, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Directors for each Fund.

                                                                        Common Shareholders         Preferred Shareholders
                                                                        -------------------         ----------------------
                                                                       Shares    Shares Voted       Shares    Shares Voted
                                                                        Voted      Withheld          Voted      Withheld
                                                                         For       Authority          For       Authority
DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
  Thomas L. Bennett                                                   2,893,182      37,402                         --
  Jude T. Driscoll                                                    2,891,869      38,715            --           --
  John A. Fry                                                         2,884,269      46,315            --           --
  Anthony D. Knerr                                                    2,883,419      47,165            --           --
  Lucinda S. Landreth                                                 2,893,945      36,639            --           --
  Ann R. Leven                                                        2,880,212      50,372            --           --
  Thomas F. Madison                                                          --          --           450           --
  Janet L. Yeomans                                                           --          --           450           --
  J. Richard Zecher                                                   2,893,256      37,328            --           --

                                                                        Common Shareholders         Preferred Shareholders
                                                                        -------------------         ----------------------
                                                                       Shares    Shares Voted       Shares    Shares Voted
                                                                        Voted      Withheld          Voted      Withheld
                                                                         For       Authority          For       Authority
DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.
  Thomas L. Bennett                                                   4,671,142      55,899                         --
  Jude T. Driscoll                                                    4,681,327      45,714            --           --
  John A. Fry                                                         4,679,877      47,164            --           --
  Anthony D. Knerr                                                    4,678,877      48,164            --           --
  Lucinda S. Landreth                                                 4,671,192      55,849            --           --
  Ann R. Leven                                                        4,678,927      48,114            --           --
  Thomas F. Madison                                                          --          --           763           --
  Janet L. Yeomans                                                           --          --           763           --
  J. Richard Zecher                                                   4,668,577      58,464            --           --

                                                                        Common Shareholders         Preferred Shareholders
                                                                        -------------------         ----------------------
                                                                       Shares    Shares Voted       Shares    Shares Voted
                                                                        Voted      Withheld          Voted      Withheld
                                                                         For       Authority          For       Authority
DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND
  Thomas L. Bennett                                                   2,323,556      15,639                         --
  Jude T. Driscoll                                                    2,324,114      15,081            --           --
  John A. Fry                                                         2,325,039      14,156            --           --
  Anthony D. Knerr                                                    2,323,114      16,081            --           --
  Lucinda S. Landreth                                                 2,323,556      15,639            --           --
  Ann R. Leven                                                        2,324,039      15,156            --           --
  Thomas F. Madison                                                          --          --           380            3
  Janet L. Yeomans                                                           --          --           380            3
  J. Richard Zecher                                                   2,326,139      13,056            --           --

OTHER                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  FUND INFORMATION (CONTINUED)


                                                                        Common Shareholders         Preferred Shareholders
                                                                        -------------------         ----------------------
                                                                       Shares    Shares Voted       Shares    Shares Voted
                                                                        Voted      Withheld          Voted      Withheld
                                                                         For       Authority          For       Authority
DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND, INC:
  Thomas L. Bennett                                                   2,438,161      21,888            --           --
  Jude T. Driscoll                                                    2,436,721      23,328            --           --
  John A. Fry                                                         2,438,621      21,428            --           --
  Anthony D. Knerr                                                    2,438,621      21,428            --           --
  Lucinda S. Landreth                                                 2,436,846      23,203            --           --
  Ann R. Leven                                                        2,439,206      20,843            --           --
  Thomas F. Madison                                                          --          --           340           --
  Janet L. Yeomans                                                           --          --           340           --
  J. Richard Zecher                                                   2,438,161      21,888            --           --

                                                                        Common Shareholders         Preferred Shareholders
                                                                        -------------------         ----------------------
                                                                       Shares   Shares Voted        Shares    Shares Voted
                                                                        Voted     Withheld           Voted      Withheld
                                                                         For      Authority           For       Authority
DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.
  Thomas L. Bennett                                                   6,780,214      60,581            --           --
  Jude T. Driscoll                                                    6,782,186      58,609            --           --
  John A. Fry                                                         6,782,520      58,275            --           --
  Anthony D. Knerr                                                    6,781,138      59,657            --           --
  Lucinda S. Landreth                                                 6,779,912      60,883            --           --
  Ann R. Leven                                                        6,781,130      59,665            --           --
  Thomas F. Madison                                                          --          --         1,050           --
  Janet L. Yeomans                                                           --          --         1,050           --
  J. Richard Zecher                                                   6,779,880      60,915            --           --

                                                                        Common Shareholders         Preferred Shareholders
                                                                        -------------------         ----------------------
                                                                       Shares   Shares Voted        Shares    Shares Voted
                                                                        Voted     Withheld           Voted      Withheld
                                                                         For      Authority           For       Authority
DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.
  Thomas L. Bennett                                                   1,694,810      29,397                         --
  Jude T. Driscoll                                                    1,694,810      29,397            --           --
  John A. Fry                                                         1,694,810      29,397            --           --
  Anthony D. Knerr                                                    1,694,810      29,397            --           --
  Lucinda S. Landreth                                                 1,694,810      29,397            --           --
  Ann R. Leven                                                        1,694,810      29,397            --           --
  Thomas F. Madison                                                          --          --           242           --
  Janet L. Yeomans                                                           --          --           242           --
  J. Richard Zecher                                                   1,694,810      29,397            --           --

BOARD CONSIDERATION OF DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Directors, including a majority of disinterested or independent Directors, and the Board of Trustees, including a majority of disinterested or indepentent Trustees for the Delaware Investments Florida Insured Municipal Income Fund, (a "Fund"); approved the renewal of the Investment Advisory Agreements for the Delaware Investments Arizona Municipal Income Fund, Inc.; Delaware Investments Colorado Insured Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments Minnesota Municipal Income Fund III, Inc. (each a "Fund" and together with Delaware Investments Florida Insured Municipal Income Fund the "Funds"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared each Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental

OTHER                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  FUND INFORMATION (CONTINUED)


information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Funds; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Funds' policies.

In considering such materials, the independent Directors/Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Directors/Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreements for the Funds, the Board, including a majority of independent Directors/Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreements was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Funds' investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Funds. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 -- 2004. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% -- the second quartile; the next 25% -- the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Funds was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that each Fund's performance be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board's view of such performance.

Delaware Investments Arizona Municipal Income Fund, Inc. -- The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end other states municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, five and 10 year periods was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the third quartile. The Board noted that the Fund's performance results were mixed but on an overall basis tended toward median, which was acceptable.

Delaware Investments Colorado Insured Municipal Income Fund, Inc. -- The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end other states municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the three and 10 year periods was in the second quartile and the Fund's total return for the five year period was in the first quartile. The Board noted that the Fund's performance results were mixed but on an overall basis tended toward median, which was acceptable.

Delaware Investments Florida Insured Municipal Income Fund -- The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end Florida municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the 10 year period was in the first quartile. The Board noted that the Fund's performance results were not in line with the Board's objective. The Board also noted that the Performance Universe is not comprised solely of insured funds. Many of the funds (even certain of the insured funds) in the Performance Universe can maintain exposure to BBB rated bonds, which have significantly outperformed the AAA rated bonds that the Fund invests in. Based upon the Fund's investment restrictions and the composition of the Performance Universes, the Board was satisfied with the Fund's performance results.

Delaware Investments Minnesota Municipal Income Fund, Inc. -- The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three, five and 10 year periods was in the fourth quartile. The Board noted that the Fund's performance results were mixed. The Board also noted that DMC serves as advisor to three of the five funds in the Performance Universe. Accordingly, poor relative performance can be misleading. Given the size and composition of the Performance Universe, the Board was satisfied with the Fund's performance results.

Delaware Investments Minnesota Municipal Income Fund II, Inc. -- The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one,

OTHER                       DELAWARE INVESTMENTS CLOSED-END MUNICIPAL BOND FUNDS
  FUND INFORMATION (CONTINUED)


three, five and 10 year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

Delaware Investments Minnesota Municipal Income Fund III, Inc. -- The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the third quartile of such Performance Universe. The report further showed that the Fund's total return for the three, five and 10 year periods was in the first quartile. The Board noted that the Fund's performance results were mixed. The Board also noted that DMC serves as advisor to three of the five funds in the Performance Universe. Accordingly, poor relative performance can be misleading. Given the size and composition of the Performance Universe, the Board was satisfied with the Fund's performance results.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of similar leveraged closed-end funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, each Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. Each Fund's total expenses were also compared with those of its Expense Group. The Board noted its objective to limit each Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board's view of such expenses.

Delaware Investments Arizona Municipal Income Fund, Inc. -- The expense comparisons for the Fund showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Colorado Insured Municipal Income Fund, Inc. -- The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Florida Insured Municipal Income Fund -- The expense comparisons for the Fund showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered management's plans to implement an expense cap as of June 1, 2005. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware Investments Minnesota Municipal Income Fund, Inc. -- The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Minnesota Municipal Income Fund II, Inc. -- The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Minnesota Municipal Income Fund III, Inc. -- The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from the relationships with the Funds and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of such economies of scale on to shareholders was not likely to provide the intended effect.

ABOUT
  THE ORGANIZATION

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. The return and principal value of an investment in each Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost. Notice is hereby given in accordance with
Section 23(c) of the Investment Company Act of 1940 that each Fund may, from time-to-time, purchase shares of its common stock on the open market at market prices.

BOARD OF TRUSTEES                       AFFILIATED OFFICERS                       CONTACT INFORMATION

JUDE T. DRISCOLL                        MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                Senior Vice President and                 Delaware Management Company,
Delaware Investments Family of Funds    Chief Financial Officer                   a Series of Delaware Management Business Trust
Philadelphia, PA                        Delaware Investments Family of Funds      Philadelphia, PA
                                        Philadelphia, PA
THOMAS L. BENNETT                                                                 PRINCIPAL OFFICE OF THE FUNDS
Private Investor                        DAVID F. CONNOR                           2005 Market Street
Rosemont, PA                            Vice President,                           Philadelphia, PA 19103-7057
                                        Deputy General Counsel and Secretary
JOHN A. FRY                             Delaware Investments Family of Funds      INDEPENDENT REGISTERED PUBLIC
President                               Philadelphia, PA                          ACCOUNTING FIRM
Franklin & Marshall College                                                       Ernst & Young LLP
Lancaster, PA                           DAVID P. O'CONNOR                         2001 Market Street
                                        Senior Vice President,                    Philadelphia, PA 19103
ANTHONY D. KNERR                        General Counsel and Chief Legal Officer
Managing Director                       Delaware Investments Family of Funds      REGISTRAR AND STOCK TRANSFER AGENT
Anthony Knerr & Associates              Philadelphia, PA                          Mellon Investor Services, L.L.C.
New York, NY                                                                      Overpeck Centre
                                        JOHN J. O'CONNOR                          85 Challenger Road
LUCINDA S. LANDRETH                     Senior Vice President and Treasurer       Ridgefield Park, NJ 07660
Former Chief Investment Officer         Delaware Investments Family of Funds      800 851-9677
Assurant, Inc.                          Philadelphia, PA
Philadelphia, PA                                                                  FOR SECURITIES DEALERS AND FINANCIAL
                                        ---------------------------------------   INSTITUTIONS REPRESENTATIVES
ANN R. LEVEN                            Each Fund files its complete schedule     800 362-7500
Former Treasurer/Chief Fiscal Officer   of portfolio holdings with the
National Gallery of Art                 Securities and Exchange Commission for    WEB SITE
Washington, DC                          the first and third quarters of each      www.delawareinvestments.com
                                        fiscal year on Form N-Q. Each Fund's
THOMAS F. MADISON                       Forms N-Q, as well as a description of    NUMBER OF RECORDHOLDERS AS OF
President and Chief Executive Officer   the policies and procedures that each     SEPTEMBER 30, 2005:
MLM Partners, Inc.                      Fund uses to determine how to vote
Minneapolis, MN                         proxies (if any) relating to portfolio    Arizona Municipal Income Fund                 89
                                        securities is available without charge    Colorado Insured Municipal
JANET L. YEOMANS                        (i) upon request, by calling 800            Income Fund                                174
Vice President/Mergers & Acquisitions   523-1918; (ii) on each Fund's Web site    Florida Insured Municipal Income Fund        149
3M Corporation                          at http://www.delawareinvestments.com;    Minnesota Municipal Income Fund I            301
St. Paul, MN                            and (iii) on the Commission's Web site    Minnesota Municipal Income Fund II           462
                                        at http://www.sec.gov. Each Fund's        Minnesota Municipal Income Fund III          102
J. RICHARD ZECHER                       Forms N-Q may be reviewed and copied at
Founder                                 the Commission's Public Reference Room
Investor Analytics                      in Washington, DC; information on the     Delaware Investments is the marketing name for
Scottsdale, AZ                          operation of the Public Reference Room    Delaware Management Holdings, Inc. and
                                        may be obtained by calling                its subsidiaries.
                                        1-800-SEC-0330.

                                        Information (if any) regarding how each
                                        Fund voted proxies relating to
                                        portfolio securities during the most
                                        recently disclosed 12-month period
                                        ended June 30 is available without
                                        charge (i) through each Fund's Web site
                                        at http://www.delawareinvestments.com;
                                        and (ii) on the Commission's Web site
                                        at http://www.sec.gov.
                                        ---------------------------------------

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


























(9878)                                                        Printed in the USA
SA-CEMUNI [9/05] IVES 11/05                               MF-05-10-348   PO10512

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS FLORIDA INSURED MUNICIPAL INCOME FUND


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 7, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    December 7, 2005